Report Of The Directors Financial Review Risk Report	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2019
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of audited information included in report of the directors risk report
Financial instruments impacted by Ibor reform
(Audited)
Interest Rate Benchmark Reform Phase 2, the amendments to IFRSs issued in August 2020, represents the second phase of the IASB’s project on the effects of interest rate benchmark reform. The amendments address issues affecting financial statements when changes are made to contractual cash flows and hedging relationships.
Under these amendments, changes made to a financial instrument measured at other than fair value through profit or loss that are economically equivalent and required by interest rate benchmark reform, do not result in the derecognition or a change in the carrying amount of the financial instrument. Instead they require the effective interest rate to be updated to reflect the change in the interest rate benchmark. In addition, hedge accounting will not be discontinued solely because of the replacement of the interest rate benchmark if the hedge meets other hedge accounting criteria.

	Financial instruments yet to transition to alternative benchmarks, by main benchmark
	USD Libor	GBP Libor	JPY Libor	Others[1]
At 31 Dec 2022	$m	$m	$m	$m
Non-derivative financial assets
Loans and advances to customers	49,632	262	—	7,912
Other financial assets	4,716	42	—	1,562
Total non-derivative financial assets[2]	54,348	304	—	9,474

Non-derivative financial liabilities
Financial liabilities designated at fair value	17,224	1,804	1,179	—
Debt securities in issue	5,352	—	—	—
Other financial liabilities	2,988	—	—	176
Total non-derivative financial liabilities	25,564	1,804	1,179	176

Derivative notional contract amount
Foreign exchange	140,223	—	—	7,337
Interest rate	2,208,189	68	—	186,952
Total derivative notional contract amount	2,348,412	68	—	194,289

	Financial instruments yet to transition to alternative benchmarks, by main benchmark
	USD Libor	GBP Libor	JPY Libor	Others[1]
At 31 Dec 2021	$m	$m	$m	$m
Non-derivative financial assets
Loans and advances to customers	70,932	18,307	370	8,259
Other financial assets	5,131	1,098	—	2
Total non-derivative financial assets[2]	76,063	19,405	370	8,261

Non-derivative financial liabilities
Financial liabilities designated at fair value	20,219	4,019	1,399	1
Debt securities in issue	5,255	—	—	—
Other financial liabilities	2,998	78	—	—
Total non-derivative financial liabilities	28,472	4,097	1,399	1

Derivative notional contract amount
Foreign exchange	137,188	5,157	31,470	9,652
Interest rate	2,318,613	284,898	72,229	133,667
Total derivative notional contract amount	2,455,801	290,055	103,699	143,319
1    Comprises financial instruments referencing other significant benchmark rates yet to transition to alternative benchmarks (euro Libor, Swiss franc Libor, Eonia, SOR, THBFIX, MIFOR and Sibor). Announcements were made by regulators during 2022 on the cessation of the Canadian dollar offered rate (‘CDOR’) and Mexican Interbank equilibrium interest rate (‘TIIE’), which will eventually transition to the Canadian overnight repo rate average (‘CORRA’) and a new Mexican overnight fall-back rate, respectively. Therefore, CDOR and TIIE are also included in Others during the current period.
2    Gross carrying amount excluding allowances for expected credit losses.
The amounts in the above table relate to HSBC’s main operating entities where HSBC has material exposures impacted by Ibor reform, including in the UK, Hong Kong, France, the US, Mexico, Canada, Singapore, the UAE, Bermuda, Australia, Qatar, Germany, Thailand, India and Japan. The amounts provide an indication of the extent of the Group’s exposure to the Ibor benchmarks that are due to be replaced. Amounts are in respect of financial instruments that:
•contractually reference an interest rate benchmark that is planned to transition to an alternative benchmark;
•have a contractual maturity date beyond the date by which the reference interest rate benchmark is expected to cease; and
•are recognised on HSBC’s consolidated balance sheet.
Credit Risk sub-function
(Audited)
Credit approval authorities are delegated by the Board to the Group Chief Executive together with the authority to sub-delegate them. The Credit Risk sub-function in Group Risk and Compliance is responsible for the key policies and processes for managing credit risk, which include formulating Group credit policies and risk rating frameworks, guiding the Group’s appetite for credit risk exposures, undertaking independent reviews and objective assessment of credit risk, and monitoring performance and management of portfolios.
The principal objectives of our credit risk management are:
•to maintain across HSBC a strong culture of responsible lending, and robust risk policies and control frameworks;
•to both partner and challenge our businesses in defining, implementing and continually re-evaluating our risk appetite under actual and scenario conditions; and
•to ensure there is independent, expert scrutiny of credit risks, their costs and their mitigation.
Concentration of exposure
(Audited)
Concentrations of credit risk arise when a number of counterparties or exposures have comparable economic characteristics, or such counterparties are engaged in similar activities or operate in the same geographical areas or industry sectors so that their collective ability to meet contractual obligations is uniformly affected by changes in economic, political or other conditions. We use a number of controls and measures to minimise undue concentration of exposure in our portfolios across industries, countries and global businesses. These include portfolio and counterparty limits, approval and review controls, and stress testing.
Credit quality of financial instruments
(Audited)
Our risk rating system facilitates the internal ratings-based approach under the Basel framework adopted by the Group to support the calculation of our minimum credit regulatory capital requirement. The five credit quality classifications encompass a range of granular internal credit rating grades assigned to wholesale and retail customers, and the external ratings attributed by external agencies to debt securities.
For debt securities and certain other financial instruments, external ratings have been aligned to the five quality classifications based upon the mapping of related customer risk rating (‘CRR’) to external credit rating.
Forborne loans and advances
(Audited)
Forbearance measures consist of concessions towards an obligor that is experiencing or about to experience difficulties in meeting its financial commitments.
We continue to class loans as forborne when we modify the contractual payment terms due to having significant concerns about the borrowers’ ability to meet contractual payments when they were due.
In 2022, we expanded our definition of forborne to capture non-payment-related concessions, such as covenant waivers. For our wholesale portfolio, we began identifying non-payment-related concessions in 2021 when our internal policies were changed. For our retail portfolios, we began identifying them during 2022.
The comparative disclosures have been presented under the prior definition of forborne for the wholesale and retail portfolios.
For details of our policy on forbearance, see Note 1.2(i) in the financial statements
Forborne loans and recognition of expected credit losses
(Audited)
Forborne loans expected credit loss assessments reflect the higher rates of losses typically experienced with these types of loans such that they are in stage 2 and stage 3. The higher rates are more pronounced in unsecured retail lending requiring further segmentation. For wholesale lending, forborne loans are typically assessed individually. Credit risk ratings are intrinsic to the impairment assessments. The individual impairment assessment takes into account the higher risk of the future non-payment inherent in forborne loans.
Impairment assessment
(Audited)
For details of our impairment policies on loans and advances and financial investments, see Note 1.2(i) on the financial statements.
Write-off of loans and advances
(Audited)
For details of our policy on the write-off of loans and advances, see Note 1.2(i) on the financial statements.
Unsecured personal facilities, including credit cards, are generally written off at between 150 and 210 days past due. The standard period runs until the end of the month in which the account becomes 180 days contractually delinquent. However, in exceptional circumstances to achieve a fair customer outcome, and in line with regulatory expectations, they may be extended further.
For secured facilities, write-off should occur upon repossession of collateral, receipt of proceeds via settlement, or determination that recovery of the collateral will not be pursued.
Any secured assets maintained on the balance sheet beyond 60 months of consecutive delinquency-driven default require additional monitoring and review to assess the prospect of recovery.
There are exceptions in a few countries and territories where local regulation or legislation constrains earlier write-off, or where the realisation of collateral for secured real estate lending takes more time. Write-off, either partially or in full, may be earlier when there is no reasonable expectation of further recovery, for example, in the event of a bankruptcy or equivalent legal proceedings. Collection procedures may continue after write-off.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2022		At 31 Dec 2021
	Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	936,307	(11,453)	1,057,231	(11,417)
– personal	415,012	(2,872)	478,337	(3,103)
– corporate and commercial	454,356	(8,324)	513,539	(8,204)
– non-bank financial institutions	66,939	(257)	65,355	(110)
Loans and advances to banks at amortised cost	104,951	(69)	83,153	(17)
Other financial assets measured at amortised cost	1,014,498	(553)	880,351	(193)
– cash and balances at central banks	327,005	(3)	403,022	(4)
– items in the course of collection from other banks	7,297	—	4,136	—
– Hong Kong Government certificates of indebtedness	43,787	—	42,578	—
– reverse repurchase agreements – non-trading	253,754	—	241,648	—
– financial investments	168,827	(80)	97,364	(62)
– assets held for sale[2]	102,556	(415)	2,859	(43)
– prepayments, accrued income and other assets[3]	111,272	(55)	88,744	(84)
Total gross carrying amount on-balance sheet	2,055,756	(12,075)	2,020,735	(11,627)
Loans and other credit-related commitments	618,788	(386)	627,637	(379)
– personal	244,006	(27)	239,685	(39)
– corporate and commercial	269,187	(340)	283,625	(325)
– financial	105,595	(19)	104,327	(15)
Financial guarantees	18,783	(52)	27,795	(62)
– personal	1,135	—	1,130	—
– corporate and commercial	13,587	(50)	22,355	(58)
– financial	4,061	(2)	4,310	(4)
Total nominal amount off-balance sheet[4]	637,571	(438)	655,432	(441)
	2,693,327	(12,513)	2,676,167	(12,068)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	266,303	(145)	347,203	(96)
1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 183.
3    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 351 comprises both financial and non-financial assets, including cash collateral and settlement accounts.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2022
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	777,543	139,130	19,505	129	936,307	(1,095)	(3,491)	(6,829)	(38)	(11,453)	0.1	2.5	35.0	29.5	1.2
– personal	362,781	48,891	3,340	—	415,012	(562)	(1,505)	(805)	—	(2,872)	0.2	3.1	24.1	—	0.7
– corporate and commercial	353,010	85,521	15,696	129	454,356	(490)	(1,909)	(5,887)	(38)	(8,324)	0.1	2.2	37.5	29.5	1.8
– non-bank financial institutions	61,752	4,718	469	—	66,939	(43)	(77)	(137)	—	(257)	0.1	1.6	29.2	—	0.4
Loans and advances to banks at amortised cost	103,042	1,827	82	—	104,951	(18)	(29)	(22)	—	(69)	—	1.6	26.8	—	0.1
Other financial assets measured at amortised cost	996,489	17,166	797	46	1,014,498	(124)	(188)	(234)	(7)	(553)	—	1.1	29.4	15.2	0.1
Loan and other credit-related commitments	583,383	34,033	1,372	—	618,788	(141)	(180)	(65)	—	(386)	—	0.5	4.7	—	0.1
– personal	239,521	3,686	799	—	244,006	(26)	(1)	—	—	(27)	—	—	—	—	—
– corporate and commercial	241,313	27,323	551	—	269,187	(111)	(166)	(63)	—	(340)	—	0.6	11.4	—	0.1
– financial	102,549	3,024	22	—	105,595	(4)	(13)	(2)	—	(19)	—	0.4	9.1	—	—
Financial guarantees	16,071	2,463	249	—	18,783	(6)	(13)	(33)	—	(52)	—	0.5	13.3	—	0.3
– personal	1,123	11	1	—	1,135	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	11,547	1,793	247	—	13,587	(5)	(12)	(33)	—	(50)	—	0.7	13.4	—	0.4
– financial	3,401	659	1	—	4,061	(1)	(1)	—	—	(2)	—	0.2	—	—	—
At 31 Dec 2022	2,476,528	194,619	22,005	175	2,693,327	(1,384)	(3,901)	(7,183)	(45)	(12,513)	0.1	2.0	32.6	25.7	0.5
1    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2    Purchased or originated credit-impaired (‘POCI’).

Stage 2 days past due analysis at 31 December 2022
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	139,130	134,733	2,411	1,986	(3,491)	(3,019)	(234)	(238)	2.5	2.2	9.7	12.0
– personal	48,891	46,402	1,683	806	(1,505)	(1,080)	(214)	(211)	3.1	2.3	12.7	26.2
– corporate and commercial	85,521	84,005	712	804	(1,909)	(1,862)	(20)	(27)	2.2	2.2	2.8	3.4
– non-bank financial institutions	4,718	4,326	16	376	(77)	(77)	—	—	1.6	1.8	—	—
Loans and advances to banks at amortised cost	1,827	1,817	—	10	(29)	(29)	—	—	1.6	1.6	—	—
Other financial assets measured at amortised cost	17,166	16,930	140	96	(188)	(164)	(8)	(16)	1.1	1.0	5.7	16.7
1    Days past due (‘DPD’).
2    The days past due amounts presented above are on a contractual basis and include the benefit of any customer relief payment holidays granted.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2021 (continued)
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	918,936	119,224	18,797	274	1,057,231	(1,367)	(3,119)	(6,867)	(64)	(11,417)	0.1	2.6	36.5	23.4	1.1
– personal	456,956	16,439	4,942	—	478,337	(658)	(1,219)	(1,226)	—	(3,103)	0.1	7.4	24.8	—	0.6
– corporate and commercial	400,894	98,911	13,460	274	513,539	(665)	(1,874)	(5,601)	(64)	(8,204)	0.2	1.9	41.6	23.4	1.6
– non-bank financial institutions	61,086	3,874	395	—	65,355	(44)	(26)	(40)	—	(110)	0.1	0.7	10.1	—	0.2
Loans and advances to banks at amortised cost	81,636	1,517	—	—	83,153	(14)	(3)	—	—	(17)	—	0.2	—	—	—
Other financial assets measured at amortised cost	875,016	4,988	304	43	880,351	(91)	(54)	(42)	(6)	(193)	—	1.1	13.8	14.0	—
Loan and other credit-related commitments	594,473	32,389	775	—	627,637	(165)	(174)	(40)	—	(379)	—	0.5	5.2	—	0.1
– personal	237,770	1,747	168	—	239,685	(37)	(2)	—	—	(39)	—	0.1	—	—	—
– corporate and commercial	254,750	28,269	606	—	283,625	(120)	(165)	(40)	—	(325)	—	0.6	6.6	—	0.1
– financial	101,953	2,373	1	—	104,327	(8)	(7)	—	—	(15)	—	0.3	—	—	—
Financial guarantees	24,932	2,638	225	—	27,795	(11)	(30)	(21)	—	(62)	—	1.1	9.3	—	0.2
– personal	1,114	15	1	—	1,130	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	20,025	2,107	223	—	22,355	(10)	(28)	(20)	—	(58)	—	1.3	9.0	—	0.3
– financial	3,793	516	1	—	4,310	(1)	(2)	(1)	—	(4)	—	0.4	100.0	—	0.1
At 31 Dec 2021	2,494,993	160,756	20,101	317	2,676,167	(1,648)	(3,380)	(6,970)	(70)	(12,068)	0.1	2.1	34.7	22.1	0.5
1    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2    Purchased or originated credit-impaired (‘POCI’).

Stage 2 days past due analysis at 31 December 2021 (continued)
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	119,224	115,350	2,193	1,681	(3,119)	(2,732)	(194)	(193)	2.6	2.4	8.8	11.5
– personal	16,439	14,124	1,387	928	(1,219)	(884)	(160)	(175)	7.4	6.3	11.5	18.9
– corporate and commercial	98,911	97,388	806	717	(1,874)	(1,822)	(34)	(18)	1.9	1.9	4.2	2.5
– non-bank financial institutions	3,874	3,838	—	36	(26)	(26)	—	—	0.7	0.7	—	—
Loans and advances to banks at amortised cost	1,517	1,517	—	—	(3)	(3)	—	—	0.2	0.2	—	—
Other financial assets measured at amortised cost	4,988	4,935	22	31	(54)	(47)	(4)	(3)	1.1	1.0	18.2	9.7
1    Days past due (‘DPD’).
2    The days past due amounts presented above are on a contractual basis and include the benefit of any customer relief payment holidays granted.
Assets held for sale
(Audited)
During 2022, gross loans and advances and related impairment allowances were reclassified from ‘loans and advances to customers’ and ‘loans and advances to banks’ to ‘assets held for sale’ in the balance sheet.
At 31 December 2022, the most material balances held for sale came from our banking business in Canada and from our retail banking operations in France.
Disclosures relating to assets held for sale are provided in the following credit risk tables, primarily where the disclosure is relevant to the measurement of these financial assets:
•‘Maximum exposure to credit risk’ (page 184);
•‘Distribution of financial instruments by credit quality at 31 December’ (page 197);
Although there was a reclassification on the balance sheet, there was no separate income statement reclassification. As a result, charges for changes in expected credit losses and other credit impairment charges shown in the credit risk disclosures include charges relating to financial assets classified as ‘assets held for sale’.
‘Loans and other credit-related commitments’ and ‘financial guarantees’, as reported in credit disclosures, also include exposures and allowances relating to financial assets classified as ‘assets held for sale’.

Loans and advances to customers and banks measured at amortised cost
(Audited)
	2022		2021
	Total gross loans and advances	Allowance for ECL	Total gross loans and advances	Allowance for ECL
	$m	$m	$m	$m
As reported	1,041,258	(11,522)	1,140,384	(11,434)
Reported in ‘Assets held for sale’	81,221	(392)	2,424	(39)
At 31 December	1,122,479	(11,914)	1,142,808	(11,473)
At 31 December 2022, gross loans and advances of our banking business in Canada were $55.5bn, and the related allowance for ECL were $0.2bn. Gross loans of our retail banking operations in France were $25.1bn, and the related allowance for ECL were $0.1bn.
Lending balances held for sale continue to be measured at amortised cost less allowances for impairment and, therefore, such carrying amounts may differ from fair value.
These lending balances are part of associated disposal groups that are measured in their entirety at the lower of carrying amount and fair value less costs to sell. Any difference between the carrying amount of these assets and their sales price is part of the overall gain or loss on the associated disposal group as a whole.
For further details of the carrying amount and the fair value at 31 December 2022 of loans and advances to banks and customers classified as held for sale, see Note 23 on the financial statements.

Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’
(Audited)
	Banking business in Canada		Retail banking operations in France		Other[1]		Total
	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	55,431	(234)	25,121	(92)	412	(62)	80,964	(388)
– personal	26,637	(75)	22,691	(88)	305	(47)	49,633	(210)
– corporate and commercial	27,128	(154)	2,379	(4)	107	(15)	29,614	(173)
– non-bank financial institutions	1,666	(5)	51	—	—	—	1,717	(5)
Loans and advances to banks at amortised cost	100	—	—	—	157	(4)	257	(4)
At 31 December 2022	55,531	(234)	25,121	(92)	569	(66)	81,221	(392)

	Banking business in Canada		Retail banking operations in France		Other[2]		Total
	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	—	—	—	—	2,424	(39)	2,424	(39)
– personal	—	—	—	—	2,424	(39)	2,424	(39)
– corporate and commercial	—	—	—	—	—	—	—	—
– non-bank financial institutions	—	—	—	—	—	—	—	—
Loans and advances to banks at amortised cost	—	—	—	—	—	—	—	—
At 31 December 2021	—	—	—	—	2,424	(39)	2,424	(39)
1    Comprising assets held for sale relating to the planned sale of our branch operations in Greece and of our business in Russia.
2    Comprising assets held for sale relating to our mass market retail banking business in the US.
The table below analyses the amount of ECL (charges)/releases arising from assets held for sale. The charges during the period primarily relate to our retail banking operations in France.

Changes in expected credit losses and other credit impairment
(Audited)
	2022	2021
	$m	$m
ECL (charges)/releases arising from:
– assets held for sale	(5)	—
–assets not held for sale	(3,587)	928
Year ended 31 December	(3,592)	928

Credit exposure
Maximum exposure to credit risk
(Audited)
This section provides information on balance sheet items and their offsets as well as loan and other credit-related commitments.
Commentary on consolidated balance sheet movements in 2022 is provided on page 106.
The offset on derivatives remains in line with the movements in maximum exposure amounts.

Maximum exposure to credit risk
(Audited)
	2022			2021
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	924,854	(20,315)	904,539	1,045,814	(22,838)	1,022,976
– personal	412,140	(2,575)	409,565	475,234	(4,461)	470,773
– corporate and commercial	446,032	(16,262)	429,770	505,335	(16,824)	488,511
– non-bank financial institutions	66,682	(1,478)	65,204	65,245	(1,553)	63,692
Loans and advances to banks at amortised cost	104,882	—	104,882	83,136	—	83,136
Other financial assets held at amortised cost	1,029,618	(8,969)	1,020,649	882,708	(12,231)	870,477
– cash and balances at central banks	327,002	—	327,002	403,018	—	403,018
– items in the course of collection from other banks	7,297	—	7,297	4,136	—	4,136
– Hong Kong Government certificates of indebtedness	43,787	—	43,787	42,578	—	42,578
– reverse repurchase agreements – non-trading	253,754	(8,969)	244,785	241,648	(12,231)	229,417
– financial investments	168,747	—	168,747	97,302	—	97,302
– assets held for sale	115,919	—	115,919	3,411	—	3,411
– prepayments, accrued income and other assets	113,112	—	113,112	90,615	—	90,615
Derivatives	284,146	(273,497)	10,649	196,882	(188,284)	8,598
Total on-balance sheet exposure to credit risk	2,343,500	(302,781)	2,040,719	2,208,540	(223,353)	1,985,187
Total off-balance sheet	934,326	—	934,326	928,183	—	928,183
– financial and other guarantees	106,861	—	106,861	113,088	—	113,088
– loan and other credit-related commitments	827,465	—	827,465	815,095	—	815,095
At 31 Dec	3,277,826	(302,781)	2,975,045	3,136,723	(223,353)	2,913,370
Credit deterioration of financial instruments
(Audited)
A summary of our current policies and practices regarding the identification, treatment and measurement of stage 1, stage 2, stage 3 (credit impaired) and POCI financial instruments can be found in Note 1.2 on the financial statements.
Measurement uncertainty and sensitivity analysis of ECL estimates
(Audited)
The recognition and measurement of ECL involves the use of significant judgement and estimation. We form multiple economic scenarios based on economic forecasts, apply these assumptions to credit risk models to estimate future credit losses, and probability weight the results to determine an unbiased ECL estimate. Management judgemental adjustments are used to address late-breaking events, data and model limitations, model deficiencies and expert credit judgements.
Amid a deterioration in the economic and geopolitical environment, management judgements and estimates continued to be subject to a high degree of uncertainty in relation to assessing economic scenarios for impairment allowances in 2022.
Inflation, economic contraction and high interest rates, combined with an unstable geopolitical environment and the effects of global supply chain disruption, contributed to elevated levels of uncertainty during the year.
At 31 December 2022, as a result of this uncertainty, additional stage 1 and 2 impairment allowances were recognised. Management continued to reflect a degree of caution both in the selection of economic scenarios and their weightings, and in the use of management judgemental adjustments, described in more detail below.
At 31 December 2022, there was a reduction in management judgemental adjustments compared with 31 December 2021. Adjustments related to Covid-19 and for sector-specific risks were reduced as scenarios and modelled outcomes better reflected the key risks at 31 December 2022.
Methodology
Four global economic scenarios are used to capture the current economic environment and to articulate management’s view of the range of potential outcomes. Scenarios produced to calculate ECL are aligned to HSBC’s top and emerging risks.
Three of the scenarios are drawn from consensus forecasts and distributional estimates. The Central scenario is deemed the ‘most likely’ scenario, and usually attracts the largest probability weighting, while the outer scenarios represent the tails of the distribution, which are less likely to occur. The Central scenario is created using the average of a panel of external forecasters. Consensus Upside and Downside scenarios are created with reference to distributions for select markets that capture forecasters’ views of the entire range of outcomes. In the later years of the scenarios, projections revert to long-term consensus trend expectations. In the consensus outer scenarios, reversion to trend expectations is done mechanically with reference to historically observed quarterly changes in the values of macroeconomic variables.
The fourth scenario, Downside 2, is designed to represent management’s view of severe downside risks. It is a globally consistent narrative-driven scenario that explores more extreme economic outcomes than those captured by the consensus scenarios. In this scenario, variables do not, by design, revert to long-term trend expectations. They may instead explore alternative states of equilibrium, where economic activity moves permanently away from past trends. The consensus Downside and the consensus Upside scenarios are each constructed to be consistent with a 10% probability. The Downside 2 is constructed with a 5% probability. The Central scenario is assigned the remaining 75%. This weighting scheme is deemed appropriate for the unbiased estimation of ECL in most circumstances. However, management may depart from this probability-based scenario weighting approach when the economic outlook is determined to be particularly uncertain and risks are elevated.
In light of ongoing risks, management deviated from this probability weighting in the fourth quarter of 2022, and assigned additional weight to outer scenarios.
Description of economic scenarios
The economic assumptions presented in this section have been formed by HSBC with reference to external forecasts and estimates, specifically for the purpose of calculating ECL.
Economic forecasts in the Central scenario remain subject to a high degree of uncertainty. Upside and Downside scenarios are constructed so that they encompass the potential crystallisation of a number of key macro-financial risks.
At the end of 2022, risks to the economic outlook included the persistence of high inflation and its consequences on monetary policy. Rapid changes to public policy also increased forecast uncertainty.
In Asia, the removal of Chinese Covid-19-related public health restrictions presents a key source of potential upside risk, but with significant near-term uncertainty relating to a subsequent surge of infections. This policy change could also have global implications.
In Europe, risks relating to energy pricing and supply security remain significant. Geopolitical risks also remain significant and include the possibility of a prolonged and escalating Russia-Ukraine war, continued differences between the US and other countries with China over a range of economic and strategic issues, and the evolution of the UK’s relationship with the EU.
Economic forecasts for our main markets deteriorated in the fourth quarter as GDP growth slowed. In North America and Europe, high inflation and rising interest rates have reduced real household incomes and raised business costs, dampening consumption and investment and lowering growth expectations. The effects of higher interest rate expectations and lower growth are evident in asset price expectations, with house prices forecasts, in particular, significantly lower.
In Asia, forecasts for Hong Kong and mainland China were cut following weaker than expected third-quarter GDP growth, and due to China’s adherence to a stringent pandemic-related public health policy response for the majority of the year. While China made an abrupt reversal of the policy in December and GDP is expected to recover in 2023, there remains a very high degree of uncertainty to both the upside and downside, and consensus forecasts have been slow to adjust. The increased uncertainty over China’s lifting of the restrictions has been reflected in management’s assessment of scenario probabilities.
The scenarios used to calculate ECL in the Annual Report and Accounts 2022 are described below.
The consensus Central scenario
HSBC’s Central scenario reflects a low-growth and higher-inflation environment across many of our key markets. The scenario features an initial period of below-trend GDP growth in most of our main markets as higher inflation and tighter monetary policy causes a squeeze on business margins and households’ real disposable income. Growth returns to its long-term expected trend in later years as central banks bring inflation back to target.
However, three of our markets are forecast to experience increased GDP growth. In Hong Kong and mainland China, GDP growth is expected to be stronger in 2023 relative to 2022, following several quarters of negative GDP growth and the suspension of Covid-19-related restrictions. In the UAE, high oil prices and the continued recovery of international travel and tourism are expected to ensure growth remains above trend in the short term.
Our Central scenario assumes that inflation peaked in most of our key markets at the end of 2022, but remains high through 2023, before moderating as energy prices stabilise and supply chain disruptions abate. Central banks are expected to keep raising interest rates until the middle of 2023. Inflation is forecast to revert to target in most markets by early 2024.
Global GDP is expected to grow by 1.6% in 2023 in the Central scenario, and the average rate of global GDP growth is forecast to be 2.5% over the five-year forecast period. This is below the average growth rate over the five-year period prior to the onset of the pandemic.
The key features of our Central scenario are:
•Economic activity in European and North American markets continues to weaken. Most major economies are forecast to grow in 2023, but at very low rates. Hong Kong and mainland China are expected to see a recovery in activity from 2023 as Covid-19-related restrictions are lifted.
•In most markets, unemployment rises moderately from historical lows as economic activity slows. Labour markets remain fairly tight across our key markets.
•Inflation is expected to remain elevated across many of our key markets, driven by energy and food prices. Inflation is subsequently expected to converge back towards central banks’ target rates over the next two years of the forecast.
•Policy interest rates in key markets will continue to rise in the near term but at a slower pace. Interest rates will stay elevated but start to ease as inflation in each of the markets return to target.
•The West Texas Intermediate oil price is forecast to average $72 per barrel over the projection period.
The Central scenario was first created with forecasts available in November, and reviewed continually until late December. Probability weights assigned to the Central scenario vary from 55% to 70% and reflect relative differences in risk and uncertainty across markets.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Central scenario.

Central scenario 2023–2027
	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
	%	%	%	%	%	%	%	%
GDP growth rate
2023: Annual average growth rate	(0.8)	0.2	2.7	4.6	0.6	0.2	3.7	1.2
2024: Annual average growth rate	1.3	1.5	3.0	4.8	1.9	1.6	3.7	2.0
2025: Annual average growth rate	1.7	2.0	2.7	4.7	2.0	1.5	3.1	2.3
5-year average	1.1	1.5	2.7	4.6	1.6	1.2	3.2	1.9
Unemployment rate
2023: Annual average rate	4.4	4.3	3.7	5.2	6.1	7.6	2.9	3.7
2024: Annual average rate	4.6	4.5	3.5	5.1	5.9	7.5	2.8	3.7
2025: Annual average rate	4.3	4.2	3.4	5.0	6.0	7.3	2.8	3.5
5-year average	4.3	4.2	3.4	5.0	5.9	7.3	2.8	3.6
House price growth
2023: Annual average growth rate	0.2	(2.5)	(10.0)	(0.1)	(15.6)	1.8	5.9	7.9
2024: Annual average growth rate	(3.8)	(3.2)	(3.0)	2.9	(1.2)	2.0	5.2	5.2
2025: Annual average growth rate	0.7	(1.0)	1.7	3.5	4.0	3.1	4.5	4.2
5-year average	0.4	(0.7)	(1.0)	2.9	(1.1)	2.8	4.4	5.1
Inflation rate
2023: Annual average rate	6.9	4.1	2.1	2.4	3.5	4.6	3.2	5.7
2024: Annual average rate	2.5	2.5	2.1	2.2	2.2	2.0	2.2	4.1
2025: Annual average rate	2.1	2.2	2.0	2.2	2.1	1.8	2.1	3.7
5-year average	3.1	2.7	2.1	2.2	2.4	2.4	2.3	4.2
Probability	60	70	55	55	70	60	70	70
The graphs compare the respective Central scenario at the year end 2021 with economic expectations at the end of 2022.

GDP growth: Comparison of Central scenarios

UK
Note: Real GDP shown as year-on-year percentage change.

Hong Kong
Note: Real GDP shown as year-on-year percentage change.

US
Note: Real GDP shown as year-on-year percentage change.

Mainland China
Note: Real GDP shown as year-on-year percentage change.
The consensus Upside scenario
Compared with the Central scenario, the consensus Upside scenario features stronger economic activity in the near term, before converging to long-run trend expectations. It also incorporates a faster fall in the rate of inflation than incorporated in the Central scenario.
The scenario is consistent with a number of key upside risk themes. These include faster resolution of supply chain issues; a rapid conclusion to the Russia-Ukraine war; de-escalation of tensions between the US and China; relaxation of Covid-19 policies in Asia; and improved relations between the UK and the EU.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Upside scenario.

Consensus Upside scenario ‘best outcome’
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	4.4	(4Q24)	3.6	(4Q24)	9.0	(3Q23)	10.3	(2Q23)	4.3	(3Q24)	3.1	(1Q24)	7.8	(4Q23)	4.7	(4Q23)
Unemployment rate	3.5	(4Q23)	3.1	(3Q23)	3.0	(4Q23)	4.7	(3Q24)	5.2	(3Q24)	6.5	(4Q24)	2.2	(3Q24)	3.1	(3Q23)
House price growth	4.2	(1Q23)	3.6	(1Q23)	1.4	(4Q24)	6.9	(4Q24)	4.9	(2Q24)	3.7	(1Q23)	9.5	(2Q24)	10.3	(4Q23)
Inflation rate	0.7	(1Q24)	1.6	(1Q24)	(0.1)	(4Q23)	0.8	(4Q23)	1.0	(1Q24)	0.8	(4Q23)	1.5	(3Q24)	3.2	(1Q24)
Probability	5		5		20		20		5		5		5		5
Note: Extreme point in the consensus Upside is ‘best outcome’ in the scenario, for example the highest GDP growth and the lowest unemployment rate, in the first two years of the scenario. The date on which the extreme is reached is indicated in parenthesis.
Downside scenarios
Downside scenarios explore the intensification and crystallisation of a number of key economic and financial risks.
High inflation and a stronger monetary policy response have become key concerns for global growth. In the Downside scenarios, supply chain disruptions intensify, exacerbated by an escalation in the spread of Covid-19, and rising geopolitical tensions drive inflation higher.
There also remains a risk that energy and food prices rise further due to the Russia-Ukraine war, increasing pressure on household budgets and firms’ costs.
The possibility of inflation expectations becoming detached from central bank targets also remains a risk. A wage-price spiral triggered by higher inflation and pandemic-related labour supply shortages could put sustained upward pressure on wages, aggravating cost pressures and increasing the squeeze on household real incomes and corporate margins. In turn, it raises the risk of a more forceful policy response from central banks, a steeper trajectory for interest rates and, ultimately, a deep economic recession.
The risks relating to Covid-19 are centred on the emergence of a new variant with greater vaccine resistance that necessitates the imposition of stringent public health policies. In Asia, with the reopening of China in December, management of Covid-19 remains a key source of uncertainty, with the rapid spread of the virus posing a heightened risk of new vaccine-resistant variants emerging.
The geopolitical environment also present risks, including:
•a prolonged Russia-Ukraine war with escalation beyond Ukraine’s borders;
•the deterioration of the trading relationship between the UK and the EU over the Northern Ireland Protocol; and
•continued differences between the US and other countries with China, which could affect sentiment and restrict global economic activity.
The consensus Downside scenario
In the consensus Downside scenario, economic activity is considerably weaker compared with the Central scenario. In this scenario, GDP growth weakens below the Central scenario, unemployment rates rise and asset prices fall. The scenario features a temporary supply side shock that keeps inflation higher than the baseline, before the effects of weaker demand begin to dominate, leading to a fall in commodity prices and to lower inflation.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Downside scenario.

Consensus Downside scenario ‘worst outcome’
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	(3.5)	(3Q23)	(3.7)	(4Q23)	(2.2)	(4Q23)	(1.2)	(4Q23)	(3.9)	(4Q23)	(1.4)	(3Q23)	1.0	(4Q23)	(2.7)	(4Q23)
Unemployment rate	5.8	(2Q24)	5.9	(1Q24)	5.2	(3Q24)	5.9	(4Q23)	7.6	(3Q23)	8.8	(4Q23)	4.1	(3Q23)	4.4	(1Q23)
House price growth	(10.1)	(2Q24)	(7.8)	(4Q23)	(14.9)	(2Q23)	(1.9)	(1Q23)	(23.8)	(2Q23)	(0.6)	(4Q23)	(3.0)	(4Q23)	2.2	(3Q24)
Inflation rate (min)	(0.4)	(4Q24)	0.6	(4Q24)	0.3	(4Q24)	0.7	(4Q24)	0.4	(4Q24)	0.3	(4Q24)	1.8	(2Q23)	2.2	(4Q24)
Inflation rate (max)	10.8	(1Q23)	6.2	(1Q23)	3.7	(4Q23)	4.0	(4Q23)	6.0	(1Q23)	7.2	(1Q23)	4.5	(1Q23)	7.9	(1Q23)
Probability	25		20		20		20		15		25		20		20
Note: Extreme point in the consensus Downside is ‘worst outcome‘ in the scenario, for example lowest GDP growth and the highest unemployment rate, in the first two years of the scenario. The date on which the extreme is reached is indicated in parenthesis. Due to the nature of the shock to inflation in the Downside scenarios, both the lowest and the highest point is shown in the tables.
Downside 2 scenario
The Downside 2 scenario features a deep global recession and reflects management’s view of the tail of the economic distribution. It incorporates the crystallisation of a number of risks simultaneously, including further escalation of the Russia-Ukraine war, worsening of supply chain disruptions and the emergence of a vaccine-resistant Covid-19 variant that necessitates a stringent public health policy response globally.
This scenario features an initial supply-side shock that pushes up inflation and interest rates higher. This impulse is expected to prove short lived as a large downside demand pressure causes commodity prices to correct sharply and global price inflation to fall as a severe and prolonged recession takes hold.
The following table describes key macroeconomic variables and the probabilities assigned in the Downside 2 scenario.

Downside 2 scenario ‘worst outcome’
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	(6.9)	(3Q23)	(5.0)	(4Q23)	(9.2)	(4Q23)	(6.9)	(4Q23)	(5.9)	(4Q23)	(6.8)	(4Q23)	(3.7)	(2Q24)	(7.4)	(4Q23)
Unemployment rate	8.7	(2Q24)	9.5	(4Q24)	5.8	(1Q24)	6.8	(4Q24)	11.6	(2Q24)	10.3	(4Q24)	4.6	(2Q24)	5.6	(2Q24)
House price growth	(22.9)	(2Q24)	(21.5)	(4Q23)	(18.2)	(1Q24)	(18.5)	(4Q23)	(36.3)	(4Q23)	(6.4)	(2Q24)	(3.6)	(4Q23)	0.9	(3Q24)
Inflation rate (min)	(2.3)	(2Q24)	0.3	(4Q24)	0.6	(4Q24)	1.0	(4Q24)	1.1	(4Q24)	(2.5)	(2Q24)	1.7	(4Q24)	2.0	(4Q24)
Inflation rate (max)	13.5	(2Q23)	6.3	(1Q23)	4.3	(4Q23)	4.6	(4Q23)	6.5	(1Q23)	10.4	(2Q23)	4.8	(1Q23)	7.9	(1Q23)
Probability	10		5		5		5		10		10		5		5
Note: Extreme point in the Downside 2 is ‘worst outcome‘ in the scenario, for example lowest GDP growth and the highest unemployment rate, in the first two years of the scenario. The date on which the extreme is reached is indicated in parenthesis. Due to the nature of the shock to inflation in the Downside scenarios, both the lowest and the highest point is shown in the tables.
Scenario weighting
In reviewing the economic conjuncture, the level of risk and uncertainty, management has considered both global and country-specific factors. This has led management to assign scenario probabilities that are tailored to its view of uncertainty in individual markets.
Key consideration around uncertainty attached to the Central scenario projections focused on:
•the progression of the Covid-19 pandemic in Asian countries, and the announcement of the removal of Covid-19-related measures and travel restrictions in mainland China and Hong Kong;
•further tightening of monetary policy, and the impact on borrowing costs in interest-rate sensitive sectors, such as housing;
•the risks to gas supply security in Europe, and the subsequent impact on inflation and commodity prices and growth; and
•the ongoing risks to global supply chains.
In mainland China and Hong Kong, the announcement of the relaxation of Covid-19-related measures and travel restrictions has led to increased uncertainty around the Central scenario projection. It was management’s view that the easing of the policy could increase risks to the upside in the form of increased spending and travel. However, the continuing risks to the downside were also acknowledged, given the surge in Covid-19 infections and the potential for a new vaccine-resistant variant. This led management to assign a combined weighting of 75% to the consensus Upside and Central scenarios in both markets.
In the UK and US, the surge in price inflation and a squeeze on household real incomes have led to strong monetary policy responses from both central banks. Higher interest rates have increased recession risks and the prospects for outright decline in house prices. The UK faces additional challenges from the rise in energy prices and accompanying deterioration in the terms of trade. For Canada and Mexico, similar risk themes dominate, and the connectivity to the US has also been a key consideration. For the UK, the consensus Upside and Central scenarios had a combined weighting of 65%. In each of the other three markets, the combined weightings of the consensus Upside and Central scenarios were 75%.
In France, uncertainties around the outlook remain elevated due to high inflation and Europe’s exposure to the Russia-Ukraine war through the economic costs incurred from the imposition of sanctions, trade disruption and energy dependence on Russia. The consensus Upside and Central scenarios had a combined weighting of 65%.
Management concluded that the outlook for the UAE was the least uncertain of all our key markets. It is benefiting from higher commodity prices and the revival in tourism and travel. The consensus Upside and Central scenarios had a combined weighting of 75%.
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in our four largest markets.

US

UK

Hong Kong

Mainland China
Critical estimates and judgements
The calculation of ECL under IFRS 9 involves significant judgements, assumptions and estimates. The level of estimation uncertainty and judgement has remained elevated since 31 December 2021, including judgements relating to:
•the selection and weighting of economic scenarios, given rapidly changing economic conditions and a wide dispersion of economic forecasts. There is judgement in making assumptions about the effects of inflation and interest rates, global growth, supply chain disruption; and
•estimating the economic effects of those scenarios on ECL, particularly as the historical relationship between macroeconomic variables and defaults might not reflect the dynamics of current macroeconomic conditions.
How economic scenarios are reflected in ECL calculations
Models are used to reflect economic scenarios on ECL estimates. As described above, modelled assumptions and linkages based on historical information could not alone produce relevant information under the conditions experienced in 2022, and management judgemental adjustments were still required to support modelled outcomes.
We have developed globally consistent methodologies for the application of forward economic guidance into the calculation of ECL for wholesale and retail credit risk. These standard approaches are described below, followed by the management judgemental adjustments made, including those to reflect the circumstances experienced in 2022.
For our wholesale portfolios, a global methodology is used for the estimation of the term structure of probability of default (‘PD’) and loss given default (‘LGD’). For PDs, we consider the correlation of forward economic guidance to default rates for a particular industry in a country. For LGD calculations, we consider the correlation of forward economic guidance to collateral values and realisation rates for a particular country and industry. PDs and LGDs are estimated for the entire term structure of each instrument.
For impaired loans, LGD estimates take into account independent recovery valuations provided by external consultants where available or internal forecasts corresponding to anticipated economic conditions and individual company conditions. In estimating the ECL on impaired loans that are individually considered not to be significant, we incorporate the forward economic guidance proportionate to the probability-weighted outcome and the Central scenario outcome of the performing population.
For our retail portfolios, the impact of economic scenarios on PD is modelled at a portfolio level. Historical relationships between observed default rates and macroeconomic variables are integrated into IFRS 9 ECL estimates by using economic response models.
The impact of these scenarios on PD is modelled over a period equal to the remaining maturity of the underlying asset or assets. The impact on LGD is modelled for mortgage portfolios by forecasting future loan-to-value profiles for the remaining maturity of the asset by using national level forecasts of the house price index and applying the corresponding LGD expectation.
These models are based largely on historical observations and correlations with default rates. Management judgemental adjustments are described below.
Management judgemental adjustments
In the context of IFRS 9, management judgemental adjustments are typically short-term increases or decreases to the ECL at either a customer, segment or portfolio level to account for late-breaking events, model and data limitations and deficiencies, and expert credit judgement applied following management review and challenge.
This includes refining model inputs and outputs and using adjustments to ECL based on management judgement and higher-level quantitative analysis for impacts that are difficult to model.
The effects of management judgemental adjustments are considered for both balances and ECL when determining whether or not a significant increase in credit risk has occurred and is allocated to a stage where appropriate. This is in accordance with the internal adjustments framework.
Management judgemental adjustments are reviewed under the governance process for IFRS 9 (as detailed in the section ‘Credit risk management’ on page 177). Review and challenge focuses on the rationale and quantum of the adjustments with a further review carried out by the second line of defence where significant. For some management judgemental adjustments, internal frameworks establish the conditions under which these adjustments should no longer be required and as such are considered as part of the governance process. This internal governance process allows management judgemental adjustments to be reviewed regularly and, where possible, to reduce the reliance on these through model recalibration or redevelopment, as appropriate.
The drivers of management judgemental adjustments continue to evolve with the economic environment and as new risks emerge.
At 31 December 2022, there was a $0.9bn reduction in management judgemental adjustments compared with 31 December 2021. Adjustments related to Covid-19 and for sector-specific risks were reduced as scenarios and modelled outcomes better reflected the key risks at 31 December 2022.
Management judgemental adjustments made in estimating the scenario-weighted reported ECL at 31 December 2022 are set out in the following table.

Management judgemental adjustments to ECL at 31 December 2022[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Banks, sovereigns, government entities and low-risk counterparties	—	—	—
Corporate lending adjustments		0.5	0.5
Retail lending inflation-related adjustments	0.1		0.1
Other macroeconomic-related adjustments	0.1		0.1
Pandemic-related economic recovery adjustments	—		—
Other retail lending adjustments	0.2		0.2
Total	0.3	0.5	0.8
.

Management judgemental adjustments to ECL at 31 December 2021[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Banks, sovereigns, government entities and low-risk counterparties		(0.1)	(0.1)
Corporate lending adjustments		1.3	1.3
Retail lending inflation-related adjustments			—
Other macroeconomic-related adjustments			—
Pandemic-related economic recovery adjustments	0.2		0.2
Other retail lending adjustments	0.3		0.3
Total	0.5	1.2	1.7
1    Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.
Management judgemental adjustments at 31 December 2022 were an increase to ECL of $0.5bn for the wholesale portfolio and an increase to ECL of $0.3bn for the retail portfolio.
At 31 December 2022, wholesale management judgemental adjustments were an ECL increase of $0.5bn (31 December 2021: $1.2bn increase).
•Adjustments to corporate exposures increased ECL by $0.5bn at 31 December 2022 (31 December 2021: $1.3bn increase). These principally reflected the outcome of management judgements for high-risk and vulnerable sectors in some of our key markets. This was supported by credit experts’ input, portfolio risk metrics, short- to medium-term risks under each scenario, model performance, quantitative analyses and benchmarks. Considerations include risk of individual exposures under different macroeconomic scenarios and sub-sector analyses.
The largest increase in ECL was observed in the real estate sector, including material adjustments to reflect the uncertainty of the higher-risk Chinese commercial real estate exposures, booked in Hong Kong.
At 31 December 2022, retail management judgemental adjustments were an ECL increase of $0.3bn (31 December 2021: $0.5bn increase).
•Retail lending inflation-related adjustments increased ECL by $0.1bn (31 December 2021: $0.0bn). These adjustments addressed where increasing inflation and interest rates result in affordability risks that were not fully captured by the modelled output.
•Other macroeconomic-related adjustments increased ECL by $0.1bn (31 December 2021: $0.0bn). These adjustments were primarily in relation to country-specific risks related to future macroeconomic conditions.
•Other retail lending adjustments increased ECL by $0.2bn (31 December 2021: $0.3bn increase), reflecting all other data, model and management judgemental adjustments.
•Pandemic-related economic recovery adjustments were removed during 2022 as scenarios stabilised.
Economic scenarios sensitivity analysis of ECL estimates
Management considered the sensitivity of the ECL outcome against the economic forecasts as part of the ECL governance process by recalculating the ECL under each scenario described above for selected portfolios, applying a 100% weighting to each scenario in turn. The weighting is reflected in both the determination of a significant increase in credit risk and the measurement of the resulting ECL.
The ECL calculated for the Upside and Downside scenarios should not be taken to represent the upper and lower limits of possible ECL outcomes. The impact of defaults that might occur in the future under different economic scenarios is captured by recalculating ECL for loans at the balance sheet date.
There is a particularly high degree of estimation uncertainty in numbers representing more severe risk scenarios when assigned a 100% weighting.
For wholesale credit risk exposures, the sensitivity analysis excludes ECL and financial instruments related to defaulted (stage 3) obligors. It is generally impracticable to separate the effect of macroeconomic factors in individual assessments of obligors in default. The measurement of stage 3 ECL is relatively more sensitive to credit factors specific to the obligor than future economic scenarios, and loans to defaulted obligors are a small portion of the overall wholesale lending exposure, even if representing the majority of the allowance for ECL. Therefore, the sensitivity analysis to macroeconomic scenarios does not capture the residual estimation risk arising from wholesale stage 3 exposures. Due to the range and specificity of the credit factors to which the ECL is sensitive, it is not possible to provide a meaningful alternative sensitivity analysis for a consistent set of risks across all defaulted obligors.
For retail credit risk exposures, the sensitivity analysis includes ECL for loans and advances to customers related to defaulted obligors. This is because the retail ECL for secured mortgage portfolios including loans in all stages is sensitive to macroeconomic variables.
Wholesale and retail sensitivity
The wholesale and retail sensitivity tables present the 100% weighted results. These exclude portfolios held by the insurance business and small portfolios, and as such cannot be directly compared with personal and wholesale lending presented in other credit risk tables. In both the wholesale and retail analysis, the comparative period results for Downside 2 scenarios are also not directly comparable with the current period, because they reflect different risks relative to the consensus scenarios for the period end.
The wholesale and retail sensitivity analysis is stated inclusive of management judgemental adjustments, as appropriate to each scenario.
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
	Gross carrying amount[2]	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 2 scenario ECL
By geography at 31 Dec 2022	$m	$m	$m	$m	$m	$m
UK	421,685	769	624	484	833	2,240
US	190,858	277	241	227	337	801
Hong Kong	415,875	925	819	592	1,315	2,161
Mainland China	125,466	295	242	144	415	1,227
Canada[4]	83,274	126	80	60	148	579
Mexico	26,096	88	80	67	116	313
UAE	45,064	45	41	30	55	93
France	173,146	110	102	90	121	145

By geography at 31 Dec 2021
UK	483,273	920	727	590	944	1,985
US	227,817	227	204	155	317	391
Hong Kong	434,608	767	652	476	984	1,869
Mainland China	120,627	149	113	36	216	806
Canada[4]	85,117	151	98	61	150	1,121
Mexico	23,054	118	80	61	123	358
UAE	44,767	158	122	73	214	711
France	163,845	133	121	106	162	187
1    ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3    Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 202.
4    Classified as held for sale at 31 December 2022.
At 31 December 2021, the most significant level of ECL sensitivity was observed in the UK, Hong Kong and mainland China.
Real estate was the sector with higher sensitivity to a severe Downside scenario, namely in Hong Kong and mainland China due to higher risk of some material exposures.
In the UK, the real estate and services sectors accounted for the majority of ECL sensitivity due to higher exposure to these sectors in this market.

IFRS 9 ECL sensitivity to future economic conditions[1]
	Gross carrying amount	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 2 scenario ECL
By geography at 31 December 2022	$m	$m	$m	$m	$m	$m
UK
Mortgages	147,306	204	188	183	189	399
Credit cards	6,518	455	434	396	442	719
Other	7,486	368	333	274	383	605
Mexico
Mortgages	6,319	152	127	102	183	270
Credit cards	1,616	198	162	97	233	289
Other	3,447	438	400	318	503	618
Hong Kong
Mortgages	100,107	1	1	—	1	1
Credit cards	8,003	261	227	180	417	648
Other	5,899	85	81	74	100	123
UAE
Mortgages	2,170	37	37	36	38	38
Credit cards	441	41	37	21	68	86
Other	718	17	17	15	19	22
France[3]
Mortgages	21,440	51	50	50	51	52
Other	1,433	54	53	52	55	59
US
Mortgages	13,489	7	6	6	8	15
Credit cards	219	26	25	23	27	36
Canada[2]
Mortgages	25,163	45	44	43	46	58
Credit cards	299	10	9	8	11	11
Other	1,399	16	14	13	17	36

IFRS 9 ECL sensitivity to future economic conditions[1]
	Gross carrying amount	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 2 scenario ECL
By geography at 31 December 2021	$m	$m	$m	$m	$m	$m
UK
Mortgages	155,084	191	182	175	197	231
Credit cards	8,084	439	381	330	456	987
Other	7,902	369	298	254	388	830
Mexico
Mortgages	4,972	123	116	106	130	164
Credit cards	1,167	141	134	122	150	176
Other	2,935	366	360	350	374	401
Hong Kong
Mortgages	96,697	—	—	—	—	—
Credit cards	7,644	218	206	154	231	359
Other	5,628	109	101	88	128	180
UAE
Mortgages	1,982	45	44	42	46	57
Credit cards	429	43	41	29	54	82
Other	615	19	18	13	21	25
France
Mortgages	23,159	63	62	62	63	64
Other	1,602	61	61	60	61	63
US
Mortgages	15,379	28	27	26	29	41
Credit cards	446	80	76	70	83	118
Canada
Mortgages	26,097	28	27	26	29	48
Credit cards	279	9	9	9	10	13
Other	1,598	19	18	17	19	27
1 ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2 Classified as ‘assets held for sale’ at 31 December 2022.
3 Includes balances and ECL, which have been reclassified from ‘loans and advances to customers’ to ‘assets held for sale’ in the balance sheet. This also includes any balances and ECL which continue to be reported as personal lending in ‘loans and advances to customers’ that are in accordance with the basis of inclusion for retail sensitivity analysis.
At 31 December 2022, the most significant level of ECL sensitivity was observed in the UK, Mexico and Hong Kong. Mortgages reflected the lowest level of ECL sensitivity across most markets as collateral values remained resilient. Hong Kong mortgages had low levels of reported ECL due to the credit quality of the portfolio. Credit cards and other unsecured lending are more sensitive to economic forecasts, and therefore reflected the highest level of ECL sensitivity during 2022.
Group ECL sensitivity results
The ECL impact of the scenarios and management judgemental adjustments are highly sensitive to movements in economic forecasts. Based upon the sensitivity tables presented above, if the Group ECL balance was estimated solely on the basis of the Central scenario, Downside scenario or the Downside 2 scenario at 31 December 2022, it would increase/(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL at 31 December 2022	$bn	$bn
Reported ECL	3.0	3.1
Scenarios
100% Consensus Central scenario	(0.2)	(0.5)
100% Consensus Upside scenario	(0.6)	(1.1)
100% Consensus Downside scenario	0.4	0.8
100% Downside 2 scenario	1.8	5.5

	Retail[1]	Wholesale
Total Group ECL at 31 December 2021	$bn	$bn
Reported ECL	3.0	3.1
Scenarios
100% Consensus Central scenario	(0.2)	(0.6)
100% Consensus Upside scenario	(0.5)	(1.2)
100% Consensus Downside scenario	0.2	0.6
100% Downside 2 scenario	2.0	5.5
1    On the same basis as retail and wholesale sensitivity analysis.
At Group level for both the retail and wholesale portfolios, the reported ECL in scope of this analysis remained stable since 31 December 2021. The Group total Downside 2 scenario ECL continues to present the highest level of sensitivity.
The ECL sensitivity for the Central scenario remained flat for the wholesale and retail portfolios from the previous year. For the remaining scenarios, the changes in ECL sensitivity from the previous year were reflective of geographical and sector risks, which increased or reduced accordingly with macroeconomic conditions.
Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
The following disclosure provides a reconciliation by stage of the Group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. Movements are calculated on a quarterly basis and therefore fully capture stage movements between quarters. If movements were calculated on a year-to-date basis they would only reflect the opening and closing position of the financial instrument.
The transfers of financial instruments represents the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL.
The net remeasurement of ECL arising from stage transfers represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2) ECL measurement basis. Net remeasurement excludes the underlying customer risk rating (‘CRR’)/probability of default (‘PD’) movements of the financial instruments transferring stage. This is captured, along with other credit quality movements in the ‘changes in risk parameters – credit quality’ line item.
Changes in ‘New financial assets originated or purchased’, ‘assets derecognised (including final repayments)’ and ‘changes to risk parameters – further lending/repayment’ represent the impact from volume movements within the Group’s lending portfolio.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	1,577,582	(1,557)	155,742	(3,326)	19,797	(6,928)	274	(64)	1,753,395	(11,875)
Transfers of financial instruments:	(99,022)	(798)	89,052	1,620	9,970	(822)	—	—	—	—
– transfers from stage 1 to stage 2	(225,616)	470	225,616	(470)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	128,246	(1,216)	(128,246)	1,216	—	—	—	—	—	—
– transfers to stage 3	(2,392)	9	(10,087)	1,132	12,479	(1,141)	—	—	—	—
– transfers from stage 3	740	(61)	1,769	(258)	(2,509)	319	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	739	—	(953)	—	(152)	—	—	—	(366)
New financial assets originated or purchased	483,617	(548)	—	—	—	—	26	(2)	483,643	(550)
Assets derecognised (including final repayments)	(318,659)	148	(37,941)	343	(2,806)	416	(97)	—	(359,503)	907
Changes to risk parameters – further lending/repayment	(65,778)	226	(6,963)	93	(594)	259	(61)	5	(73,396)	583
Changes to risk parameters – credit quality	—	403	—	(1,670)	—	(3,019)	—	32	—	(4,254)
Changes to models used for ECL calculation	—	4	—	(151)	—	13	—	—	—	(134)
Assets written off	—	—	—	—	(2,794)	2,794	(10)	10	(2,804)	2,804
Credit-related modifications that resulted in derecognition	—	—	—	—	(32)	9	—	—	(32)	9
Foreign exchange	(81,975)	59	(8,811)	170	(1,395)	323	(3)	1	(92,184)	553
Others[1]	(60,557)	64	(13,716)	161	(938)	158	—	(20)	(75,211)	363
At 31 Dec 2022	1,435,208	(1,260)	177,363	(3,713)	21,208	(6,949)	129	(38)	1,633,908	(11,960)
ECL income statement change for the period		972		(2,338)		(2,483)		35		(3,814)
Recoveries										316
Others										(26)
Total ECL income statement change for the period										(3,524)
1    Total includes $82.7bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $426m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 414.

	At 31 Dec 2022		12 months ended 31 Dec 2022
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,633,908	(11,960)	(3,524)
Other financial assets measured at amortised cost	1,014,498	(553)	(41)
Non-trading reverse purchase agreement commitments	44,921	—	—
Performance and other guarantees not considered for IFRS 9	—	—	41
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,693,327	(12,513)	(3,524)
Debt instruments measured at FVOCI	266,303	(145)	(68)
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,658)	(3,592)
As shown in the previous table, the allowance for ECL for loans and advances to customers and banks and relevant loan commitments and financial guarantees increased $85m during the period from $11,875m at 31 December 2021 to $11,960m at 31 December 2022.
This increase was primarily driven by:
•$4,254m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages;
•$366m relating to the net remeasurement impact of stage transfers; and
•$134m of changes to models used for ECL calculation.
These were partly offset by:
•$2,804m of assets written off;
•$940m relating to volume movements, which included the ECL allowance associated with new originations, assets derecognised and further lending/repayment; and
•foreign exchange and other movements of $916m.
The ECL charge for the period of $3,814m presented in the previous table consisted of $4,254m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages, $366m relating to the net remeasurement impact of stage transfers, and $134m in changes to models used for ECL calculation. This was partly offset by $940m relating to underlying net book volume movement.
Summary views of the movement in wholesale and personal lending are presented on pages 205 and 223.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	1,506,451	(2,331)	223,432	(5,403)	20,424	(7,544)	279	(113)	1,750,586	(15,391)
Transfers of financial instruments:	21,107	(1,792)	(27,863)	2,601	6,756	(809)	—	—	—	—
– transfers from stage 1 to stage 2	(159,633)	527	159,633	(527)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	182,432	(2,279)	(182,432)	2,279	—	—	—	—	—	—
– transfers to stage 3	(2,345)	24	(6,478)	1,010	8,823	(1,034)	—	—	—	—
– transfers from stage 3	653	(64)	1,414	(161)	(2,067)	225	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	1,225	—	(596)	—	(34)	—	—	—	595
New financial assets originated or purchased	444,070	(553)	—	—	—	—	124	—	444,194	(553)
Assets derecognised (including final repayments)	(304,158)	174	(31,393)	489	(2,750)	458	(10)	6	(338,311)	1,127
Changes to risk parameters – further lending/repayment	(61,742)	547	(3,634)	498	(1,268)	576	(108)	12	(66,752)	1,633
Changes to risk parameters – credit quality	—	1,111	—	(1,012)	—	(2,354)	—	28	—	(2,227)
Changes to models used for ECL calculation	—	(17)	—	(33)	—	1	—	—	—	(49)
Assets written off	—	—	—	—	(2,610)	2,605	(7)	7	(2,617)	2,612
Credit-related modifications that resulted in derecognition	—	—	—	—	(125)	—	—	—	(125)	—
Foreign exchange	(25,231)	26	(2,918)	45	(479)	157	(4)	1	(28,632)	229
Others[1]	(2,915)	53	(1,882)	85	(151)	16	—	(5)	(4,948)	149
At 31 Dec 2021	1,577,582	(1,557)	155,742	(3,326)	19,797	(6,928)	274	(64)	1,753,395	(11,875)
ECL income statement change for the period		2,487		(654)		(1,353)		46		526
Recoveries										409
Others										(111)
Total ECL income statement change for the period										824
1 Total includes $3.0bn of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of $123m, reflecting our exit of the domestic mass market retail banking in the US.

	At 31 Dec 2021		12 months ended 31 Dec 2021
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,753,395	(11,875)	824
Other financial assets measured at amortised cost	880,351	(193)	(19)
Non-trading reverse purchase agreement commitments	42,421	—	—
Performance and other guarantees not considered for IFRS 9	—	—	75
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,676,167	(12,068)	880
Debt instruments measured at FVOCI	347,203	(96)	48
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,164)	928
Credit quality
Credit quality of financial instruments
(Audited)
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point-in-time assessment of PD, whereas stages 1 and 2 are determined based on relative deterioration of credit quality since initial recognition for the majority of portfolios. Accordingly, for non-credit-impaired financial instruments, there is no direct relationship between the credit quality assessment and stages 1 and 2, although typically the lower credit quality bands exhibit a higher proportion in stage 2.
The five credit quality classifications provided below each encompass a range of granular internal credit rating grades assigned to wholesale and personal lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the table on page 178.

Distribution of financial instruments by credit quality at 31 December 2022
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	492,848	197,560	196,819	29,446	19,634	936,307	(11,453)	924,854
– personal	333,838	45,696	28,942	3,196	3,340	415,012	(2,872)	412,140
– corporate and commercial	126,659	132,847	154,135	24,890	15,825	454,356	(8,324)	446,032
– non-bank financial institutions	32,351	19,017	13,742	1,360	469	66,939	(257)	66,682
Loans and advances to banks held at amortised cost	93,025	4,890	5,643	1,311	82	104,951	(69)	104,882
Cash and balances at central banks	325,119	1,296	590	—	—	327,005	(3)	327,002
Items in the course of collection from other banks	7,280	12	5	—	—	7,297	—	7,297
Hong Kong Government certificates of indebtedness	43,787	—	—	—	—	43,787	—	43,787
Reverse repurchase agreements – non-trading	170,386	41,659	41,686	20	3	253,754	—	253,754
Financial investments	151,385	14,113	3,121	161	47	168,827	(80)	168,747
Assets held for sale	67,617	17,993	13,972	2,333	641	102,556	(415)	102,141
Other assets	91,114	10,911	8,821	274	152	111,272	(55)	111,217
– endorsements and acceptances	2,350	3,059	2,815	175	25	8,424	(17)	8,407
– accrued income and other	88,764	7,852	6,006	99	127	102,848	(38)	102,810
Debt instruments measured at fair value through other comprehensive income[1]	261,247	10,132	5,981	1,949	42	279,351	(145)	279,206
Out-of-scope for IFRS 9
Trading assets	91,330	14,371	23,415	820	133	130,069	—	130,069
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,281	809	1,785	110	—	8,985	—	8,985
Derivatives	241,905	34,181	7,843	181	36	284,146	—	284,146
Assets held for sale	15,254	—	—	—	—	15,254	—	15,254
Total gross carrying amount on balance sheet	2,058,578	347,927	309,681	36,605	20,770	2,773,561	(12,220)	2,761,341
Percentage of total credit quality	74.2%	12.5%	11.2%	1.3%	0.8%	100%
Loan and other credit-related commitments	402,972	132,402	74,410	7,632	1,372	618,788	(386)	618,402
Financial guarantees	8,281	4,669	4,571	1,013	249	18,783	(52)	18,731
In-scope: Irrevocable loan commitments and financial guarantees	411,253	137,071	78,981	8,645	1,621	637,571	(438)	637,133
Loan and other credit-related commitments	76,095	69,667	59,452	3,360	489	209,063	—	209,063
Performance and other guarantees	37,943	30,029	17,732	2,137	399	88,240	(110)	88,130
Out-of-scope: Revocable loan commitments and non-financial guarantees	114,038	99,696	77,184	5,497	888	297,303	(110)	297,193
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments by credit quality at 31 December 2021 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	544,695	230,326	233,739	29,404	19,067	1,057,231	(11,417)	1,045,814
– personal	388,903	52,080	30,492	1,920	4,942	478,337	(3,103)	475,234
– corporate and commercial	124,819	158,938	188,858	27,194	13,730	513,539	(8,204)	505,335
– non-bank financial institutions	30,973	19,308	14,389	290	395	65,355	(110)	65,245
Loans and advances to banks held at amortised cost	72,978	4,037	5,020	1,118	—	83,153	(17)	83,136
Cash and balances at central banks	400,176	1,675	1,171	—	—	403,022	(4)	403,018
Items in the course of collection from other banks	4,122	10	4	—	—	4,136	—	4,136
Hong Kong Government certificates of indebtedness	42,578	—	—	—	—	42,578	—	42,578
Reverse repurchase agreements – non-trading	175,576	46,412	18,881	779	—	241,648	—	241,648
Financial investments	84,477	11,442	1,401	1	43	97,364	(62)	97,302
Assets held for sale	560	1,112	936	110	141	2,859	(43)	2,816
Other assets	66,537	10,997	10,749	298	163	88,744	(84)	88,660
– endorsements and acceptances	1,742	5,240	4,038	199	26	11,245	(17)	11,228
– accrued income and other	64,795	5,757	6,711	99	137	77,499	(67)	77,432
Debt instruments measured at fair value through other comprehensive income[1]	320,161	12,298	11,677	1,087	46	345,269	(96)	345,173
Out-of-scope for IFRS 9
Trading assets	101,879	16,254	20,283	678	134	139,228	—	139,228
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,438	723	4,455	150	—	11,766	—	11,766
Derivatives	146,748	42,717	6,691	719	7	196,882	—	196,882
Total gross carrying amount on balance sheet	1,966,925	378,003	315,007	34,344	19,601	2,713,880	(11,723)	2,702,157
Percentage of total credit quality	72.5%	13.9%	11.6%	1.3%	0.7%	100%
Loan and other credit-related commitments	389,865	136,297	92,558	8,142	775	627,637	(379)	627,258
Financial guarantees	16,511	4,902	5,166	991	225	27,795	(62)	27,733
In-scope: Irrevocable loan commitments and financial guarantees	406,376	141,199	97,724	9,133	1,000	655,432	(441)	654,991
Loan and other credit-related commitments	62,701	65,031	56,446	3,327	332	187,837	—	187,837
Performance and other guarantees	31,510	32,193	19,265	2,027	539	85,534	(179)	85,355
Out-of-scope: Revocable loan commitments and non-financial guarantees	94,211	97,224	75,711	5,354	871	273,371	(179)	273,192
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	492,848	197,560	196,819	29,446	19,634	936,307	(11,453)	924,854
– stage 1	458,843	170,875	142,695	5,130	—	777,543	(1,095)	776,448
– stage 2	34,005	26,685	54,124	24,316	—	139,130	(3,491)	135,639
– stage 3	—	—	—	—	19,505	19,505	(6,829)	12,676
– POCI	—	—	—	—	129	129	(38)	91
Loans and advances to banks at amortised cost	93,025	4,890	5,643	1,311	82	104,951	(69)	104,882
– stage 1	92,696	4,465	5,466	415	—	103,042	(18)	103,024
– stage 2	329	425	177	896	—	1,827	(29)	1,798
– stage 3	—	—	—	—	82	82	(22)	60
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	856,688	85,984	68,195	2,788	843	1,014,498	(553)	1,013,945
– stage 1	855,523	80,175	60,583	208	—	996,489	(124)	996,365
– stage 2	1,165	5,809	7,612	2,580	—	17,166	(188)	16,978
– stage 3	—	—	—	—	797	797	(234)	563
– POCI	—	—	—	—	46	46	(7)	39
Loan and other credit-related commitments	402,972	132,402	74,410	7,632	1,372	618,788	(386)	618,402
– stage 1	398,120	121,581	60,990	2,692	—	583,383	(141)	583,242
– stage 2	4,852	10,821	13,420	4,940	—	34,033	(180)	33,853
– stage 3	—	—	—	—	1,372	1,372	(65)	1,307
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	8,281	4,669	4,571	1,013	249	18,783	(52)	18,731
– stage 1	8,189	4,245	3,488	149	—	16,071	(6)	16,065
– stage 2	92	424	1,083	864	—	2,463	(13)	2,450
– stage 3	—	—	—	—	249	249	(33)	216
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2022	1,853,814	425,505	349,638	42,190	22,180	2,693,327	(12,513)	2,680,814
Debt instruments at FVOCI[1]
– stage 1	260,941	10,000	5,690	—	—	276,631	(68)	276,563
– stage 2	306	132	291	1,949	—	2,678	(69)	2,609
– stage 3	—	—	—	—	5	5	(1)	4
– POCI	—	—	—	—	37	37	(7)	30
At 31 Dec 2022	261,247	10,132	5,981	1,949	42	279,351	(145)	279,206
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)
(Audited)
	Gross carrying/notional amount
	Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total	Allowance for ECL	Net
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	544,695	230,326	233,739	29,404	19,067	1,057,231	(11,417)	1,045,814
– stage 1	537,642	206,645	169,809	4,840	—	918,936	(1,367)	917,569
– stage 2	7,053	23,681	63,930	24,560	—	119,224	(3,119)	116,105
– stage 3	—	—	—	—	18,797	18,797	(6,867)	11,930
– POCI	—	—	—	4	270	274	(64)	210
Loans and advances to banks at amortised cost	72,978	4,037	5,020	1,118	—	83,153	(17)	83,136
– stage 1	72,903	3,935	4,788	10	—	81,636	(14)	81,622
– stage 2	75	102	232	1,108	—	1,517	(3)	1,514
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	774,026	71,648	33,142	1,188	347	880,351	(193)	880,158
– stage 1	773,427	70,508	30,997	84	—	875,016	(91)	874,925
– stage 2	599	1,140	2,145	1,104	—	4,988	(54)	4,934
– stage 3	—	—	—	—	304	304	(42)	262
– POCI	—	—	—	—	43	43	(6)	37
Loan and other credit-related commitments	389,865	136,297	92,558	8,142	775	627,637	(379)	627,258
– stage 1	387,434	129,455	76,043	1,541	—	594,473	(165)	594,308
– stage 2	2,431	6,842	16,515	6,601	—	32,389	(174)	32,215
– stage 3	—	—	—	—	775	775	(40)	735
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	16,511	4,902	5,166	991	225	27,795	(62)	27,733
– stage 1	16,351	4,469	3,929	183	—	24,932	(11)	24,921
– stage 2	160	433	1,237	808	—	2,638	(30)	2,608
– stage 3	—	—	—	—	225	225	(21)	204
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2021	1,798,075	447,210	369,625	40,843	20,414	2,676,167	(12,068)	2,664,099
Debt instruments at FVOCI[1]
– stage 1	319,557	12,196	11,354	—	—	343,107	(67)	343,040
– stage 2	604	102	323	1,087	—	2,116	(22)	2,094
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	46	46	(7)	39
At 31 Dec 2021	320,161	12,298	11,677	1,087	46	345,269	(96)	345,173
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.
Credit-impaired loans
(Audited)
We determine that a financial instrument is credit impaired and in stage 3 by considering relevant objective evidence, primarily whether:
•contractual payments of either principal or interest are past due for more than 90 days;
•there are other indications that the borrower is unlikely to pay, such as when a concession has been granted to the borrower for economic or legal reasons relating to the borrower’s financial condition; and
•the loan is otherwise considered to be in default. If such unlikeliness to pay is not identified at an earlier stage, it is deemed to occur when an exposure is 90 days past due, even where regulatory rules permit default to be defined based on 180 days past due. Therefore, the definitions of credit impaired and default are aligned as far as possible so that stage 3 represents all loans that are considered defaulted or otherwise credit impaired.

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	841,105	(1,465)	196,662	(2,998)	14,662	(6,041)	279	(113)	1,052,708	(10,617)
Transfers of financial instruments	19,285	(638)	(23,361)	888	4,076	(250)	—	—	—	—
– transfers from stage 1 to stage 2	(135,932)	238	135,932	(238)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	156,346	(875)	(156,346)	875	—	—	—	—	—	—
– transfers to stage 3	(1,363)	17	(3,410)	276	4,773	(293)	—	—	—	—
– transfers from stage 3	234	(18)	463	(25)	(697)	43	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	400	—	(233)	—	(27)	—	—	—	140
New financial assets originated or purchased	307,150	(342)	—	—	—	—	124	—	307,274	(342)
Assets derecognised (including final repayments)	(221,160)	55	(26,136)	70	(1,514)	239	(10)	6	(248,820)	370
Changes to risk parameters – further lending/repayments	(47,766)	307	(6,014)	384	(987)	525	(108)	12	(54,875)	1,228
Changes to risk parameters – credit quality	—	793	—	(234)	—	(1,347)	—	28	—	(760)
Changes to models used for ECL calculation	—	(15)	—	(33)	—	—	—	—	—	(48)
Assets written off	—	—	—	—	(1,085)	1,085	(7)	7	(1,092)	1,092
Credit-related modifications that resulted in derecognition	—	—	—	—	(125)	—	—	—	(125)	—
Foreign exchange	(16,157)	9	(2,560)	26	(341)	112	(4)	1	(19,062)	148
Others	(715)	34	(1,050)	25	—	2	—	(5)	(1,765)	56
At 31 Dec 2021	881,742	(862)	137,541	(2,105)	14,686	(5,702)	274	(64)	1,034,243	(8,733)
ECL income statement change for the period		1,198		(46)		(610)		46		588
Recoveries										54
Others										(102)
Total ECL income statement change for the period										540
Collateral and other credit enhancements
(Audited)
Although collateral can be an important mitigant of credit risk, it is the Group’s practice to lend on the basis of the customer’s ability to meet their obligations out of cash flow resources rather than placing primary reliance on collateral and other credit risk enhancements. Depending on the customer’s standing and the type of product, facilities may be provided without any collateral or other credit enhancements. For other lending, a charge over collateral is obtained and considered in determining the credit decision and pricing. In the event of default, the Group may utilise the collateral as a source of repayment.
Depending on its form, collateral can have a significant financial effect in mitigating our exposure to credit risk. Where there is sufficient collateral, an expected credit loss is not recognised. This is the case for reverse repurchase agreements and for certain loans and advances to customers where the loan to value (‘LTV’) is very low.
Mitigants may include a charge on borrowers’ specific assets, such as real estate or financial instruments. Other credit risk mitigants include short positions in securities and financial assets held as part of linked insurance/investment contracts where the risk is predominantly borne by the policyholder. Additionally, risk may be managed by employing other types of collateral and credit risk enhancements, such as second charges, other liens and unsupported guarantees. Guarantees are normally taken from corporates and export credit agencies. Corporates would normally provide guarantees as part of a parent/subsidiary relationship and span a number of credit grades. The export credit agencies will normally be investment grade.
Certain credit mitigants are used strategically in portfolio management activities. While single name concentrations arise in portfolios managed by Global Banking and Corporate Banking, it is only in Global Banking that their size requires the use of portfolio level credit mitigants. Across Global Banking, risk limits and utilisations, maturity profiles and risk quality are monitored and managed proactively. This process is key to the setting of risk appetite for these larger, more complex, geographically distributed customer groups. While the principal form of risk management continues to be at the point of exposure origination, through the lending decision-making process, Global Banking also utilises loan sales and credit default swap (‘CDS’) hedges to manage concentrations and reduce risk.
These transactions are the responsibility of a dedicated Global Banking portfolio management team. Hedging activity is carried out within agreed credit parameters, and is subject to market risk limits and a robust governance structure. Where applicable, CDSs are entered into directly with a central clearing house counterparty. Otherwise, the Group’s exposure to CDS protection providers is diversified among mainly banking counterparties with strong credit ratings.
CDS mitigants are held at portfolio level and are not included in the expected credit loss calculations. CDS mitigants are not reported in the following tables.

Collateral on loans and advances
Collateral held is analysed separately for commercial real estate and for other corporate, commercial and financial (non-bank) lending. The following tables include off-balance sheet loan commitments, primarily undrawn credit lines.
The collateral measured in the following tables consists of fixed first charges on real estate, and charges over cash and marketable financial instruments. The values in the tables represent the expected market value on an open market basis. No adjustment has been made to the collateral for any expected costs of recovery. Marketable securities are measured at their fair value.
Other types of collateral such as unsupported guarantees and floating charges over the assets of a customer’s business are not measured in the following tables. While such mitigants have value, often providing rights in insolvency, their assignable value is not sufficiently certain and they are therefore assigned no value for disclosure purposes.
The LTV ratios presented are calculated by directly associating loans and advances with the collateral that individually and uniquely supports each facility. When collateral assets are shared by multiple loans and advances, whether specifically or, more generally, by way of an all monies charge, the collateral value is pro-rated across the loans and advances protected by the collateral.
For credit-impaired loans, the collateral values cannot be directly compared with impairment allowances recognised. The LTV figures use open market values with no adjustments. Impairment allowances are calculated on a different basis, by considering other cash flows and adjusting collateral values for costs of realising collateral as explained further on page 367.
Commercial real estate loans and advances
The value of commercial real estate collateral is determined by using a combination of external and internal valuations and physical inspections. For commercial real estate, where the facility exceeds regulatory threshold requirements, Group policy requires an independent review of the valuation at least every three years, or more frequently as the need arises.
In Hong Kong, market practice is typically for lending to major property companies to be either secured by guarantees or unsecured. In Europe, facilities of a working capital nature are generally not secured by a first fixed charge, and are therefore disclosed as not collateralised.

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	695,840	(695)	18,201	(1,221)	5,111	(1,226)	719,152	(3,142)
Transfers of financial instruments	(40,834)	(499)	39,483	677	1,351	(178)	—	—
– transfers from stage 1 to stage 2	(68,063)	269	68,063	(269)	—	—	—	—
– transfers from stage 2 to stage 1	27,407	(734)	(27,407)	734	—	—	—	—
– transfers to stage 3	(561)	2	(1,987)	361	2,548	(363)	—	—
– transfers from stage 3	383	(36)	814	(149)	(1,197)	185	—	—
Net remeasurement of ECL arising from transfer of stage	—	498	—	(583)	—	(88)	—	(173)
New financial assets originated or purchased	130,632	(271)	—	—	—	—	130,632	(271)
Assets derecognised (including final repayments)	(68,645)	94	(4,091)	270	(1,043)	124	(73,779)	488
Changes to risk parameters – further lending/repayments	(31,457)	162	4,538	(35)	897	(33)	(26,022)	94
Change in risk parameters – credit quality	—	82	—	(676)	—	(822)	—	(1,416)
Changes to models used for ECL calculation	—	(2)	—	(94)	—	13	—	(83)
Assets written off	—	—	—	—	(1,215)	1,215	(1,215)	1,215
Foreign exchange and other[1]	(82,111)	43	(5,543)	156	(961)	190	(88,615)	389
At 31 Dec 2022	603,425	(588)	52,588	(1,506)	4,140	(805)	660,153	(2,899)
ECL income statement change for the period		563		(1,118)		(806)		(1,361)
Recoveries								283
Other								(3)
Total ECL income statement change for the period								(1,081)
1 Total includes $49.6bn of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of $221m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 414.
As shown in the above table, the allowance for ECL for loans and advances to customers and relevant loan commitments and financial guarantees decreased by $243m during the period from $3,142m at 31 December 2021 to $2,899m at 31 December 2022.
This decrease was primarily driven by:
•$1,215m of assets written off;
•foreign exchange and other movements of $389m; and
•$311m relating to volume movements, which included the ECL allowance associated with new originations, assets derecognised and further lending/repayment.
These were partly offset by:
•$1,416m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages;
•$173m relating to the net remeasurement impact of stage transfers; and
•$83m of changes to models used for ECL calculation.
The ECL charge for the period of $1,361m presented in the above table consisted of $1,416m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages, $83m in changes to models used for ECL calculation and $173m relating to the net remeasurement impact of stage transfers. This was partly offset by $311m relating to underlying net book volume movements.
During the period, there was a net transfer to stage 2 of $40,656m gross carrying/nominal amounts. This increase was primarily driven by $36,816m in Europe, of which $34,278m was from the UK, largely due to enhancements in the SICR approach in relation to capturing relative movements in PD since origination and taking into consideration cost of living pressures. Further details are presented on page 219.

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	665,346	(866)	26,770	(2,405)	5,762	(1,503)	697,878	(4,774)
Transfers of financial instruments	1,822	(1,154)	(4,502)	1,713	2,680	(559)	—	—
– transfers from stage 1 to stage 2	(23,701)	289	23,701	(289)	—	—	—	—
– transfers from stage 2 to stage 1	26,086	(1,404)	(26,086)	1,404	—	—	—	—
– transfers to stage 3	(982)	7	(3,068)	734	4,050	(741)	—	—
– transfers from stage 3	419	(46)	951	(136)	(1,370)	182	—	—
Net remeasurement of ECL arising from transfer of stage	—	825	—	(363)	—	(7)	—	455
New financial assets originated or purchased	136,920	(211)	—	—	—	—	136,920	(211)
Assets derecognised (including final repayments)	(82,998)	119	(5,257)	419	(1,236)	219	(89,491)	757
Changes to risk parameters – further lending/repayments	(13,976)	240	2,380	114	(281)	51	(11,877)	405
Change in risk parameters – credit quality	—	318	—	(778)	—	(1,007)	—	(1,467)
Changes to models used for ECL calculation	—	(2)	—	—	—	1	—	(1)
Assets written off	—	—	—	—	(1,525)	1,520	(1,525)	1,520
Foreign exchange	(9,074)	17	(358)	19	(138)	45	(9,570)	81
Others[1]	(2,200)	19	(832)	60	(151)	14	(3,183)	93
At 31 Dec 2021	695,840	(695)	18,201	(1,221)	5,111	(1,226)	719,152	(3,142)
ECL income statement change for the period		1,289		(608)		(743)		(62)
Recoveries								355
Other								(9)
Total ECL income statement change for the period								284
1 Total includes $3.0bn of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of $123m, reflecting our exit of the domestic mass market retail banking in the US.
Collateral on loans and advances
(Audited)
The following table provides a quantification of the value of fixed charges we hold over specific assets where we have a history of enforcing, and are able to enforce, collateral in satisfying a debt in the event of the borrower failing to meet its contractual obligations, and where the collateral is cash or can be realised by sale in an established market. The collateral valuation excludes any adjustments for obtaining and selling the collateral and, in particular, loans shown as not collateralised or partially collateralised may also benefit from other forms of credit mitigants.
HSBC Holdings
(Audited)
Risk in HSBC Holdings is overseen by the HSBC Holdings Asset and Liability Management Committee. The major risks faced by HSBC Holdings are credit risk, liquidity risk and market risk (in the form of interest rate risk and foreign exchange risk).
Credit risk in HSBC Holdings primarily arises from transactions with Group subsidiaries and its investments in those subsidiaries.
In HSBC Holdings, the maximum exposure to credit risk arises from two components:
•financial instruments on the balance sheet (see page 357); and
•financial guarantees and similar contracts, where the maximum exposure is the maximum that we would have to pay if the guarantees were called upon (see Note 33).
In the case of our derivative balances, we have amounts with a legally enforceable right of offset in the case of counterparty default that are not included in the carrying value. These offsets also include collateral received in cash and other financial assets.
The total offset relating to our derivative balances was $3.1bn at 31 December 2022 (2021: $1.6bn).
The credit quality of loans and advances and financial investments, both of which consist of intra-Group lending and US Treasury bills and bonds, is assessed as ‘strong’, with 100% of the exposure being neither past due nor impaired (2021: 100%). For further details of credit quality classification, see page 178.
Approach and policy
(Audited)
Our objective in the management of treasury risk is to maintain appropriate levels of capital, liquidity, funding, foreign exchange and market risk to support our business strategy, and meet our regulatory and stress testing-related requirements.
Our approach to treasury management is driven by our strategic and organisational requirements, taking into account the regulatory, economic and commercial environment. We aim to maintain a strong capital and liquidity base to support the risks inherent in our business and invest in accordance with our strategy, meeting both consolidated and local regulatory requirements at all times.
Our policy is underpinned by our risk management framework. The risk management framework incorporates a number of measures aligned to our assessment of risks for both internal and regulatory purposes. These risks include credit, market, operational, pensions, structural and transactional foreign exchange risk, and interest rate risk in the banking book.
For further details, refer to our Pillar 3 Disclosures at 31 December 2022.

Own funds disclosure
(Audited)		At
		31 Dec	31 Dec
		2022	2021
Ref*		$m	$m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts	23,406	23,513
	– ordinary shares	23,406	23,513
2	Retained earnings[1]	127,155	121,059
3	Accumulated other comprehensive income (and other reserves)[1]	4,105	8,273
5	Minority interests (amount allowed in consolidated CET1)	4,444	4,186
5a	Independently reviewed net profits net of any foreseeable charge or dividend	8,633	5,887
6	Common equity tier 1 capital before regulatory adjustments[2]	167,743	162,918
28	Total regulatory adjustments to common equity tier[2]	(48,452)	(30,353)
29	Common equity tier 1 capital	119,291	132,565
36	Additional tier 1 capital before regulatory adjustments	19,836	23,787
43	Total regulatory adjustments to additional tier 1 capital	(60)	(60)
44	Additional tier 1 capital	19,776	23,727
45	Tier 1 capital	139,067	156,292
51	Tier 2 capital before regulatory adjustments	24,779	23,018
57	Total regulatory adjustments to tier 2 capital	(1,423)	(1,524)
58	Tier 2 capital	23,356	21,494
59	Total capital	162,423	177,786
*    The references identify lines prescribed in the Prudential Regulatory Authority (‘PRA’) template, which are applicable and where there is a value.
1 To comply with new disclosures guidance from the PRA, with effect from 1 January 2022 we report changes in ‘Retained earnings’ during 2022 separately in ‘Accumulated other comprehensive income’. As this change has no impact on CET1 capital, we have not restated prior periods.
2 From 30 September 2022, investments in non-financial institution subsidiaries or participations have been measured on an equity accounting basis in compliance with UK regulatory requirements. This change increased ‘Common equity tier 1 capital before regulatory adjustments’ and ‘Total regulatory adjustments to common equity tier’ by $13.2bn, with no impact on CET1 capital as at 31 December 2022. As this change has immaterial impact on CET1 capital as at 31 December 2021, we have not restated the comparatives.
The Group non-trading VaR for 2022 is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m
Balance at 31 Dec 2022	159.8	56.6	(45.3)	171.1
Average	134.6	56.9	(35.9)	155.6
Maximum	225.5	84.7		265.3
Minimum	98.3	43.4		106.3

Balance at 31 Dec 2021	216.4	70.3	(66.3)	220.4
Average	200.7	76.9	(40.3)	237.3
Maximum	248.7	99.3	—	298.8
Minimum	163.3	64.7	—	193.5
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate and credit spreads – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
2    The total VaR is non-additive across risk types due to diversification effects.
Value at risk
(Audited)
VaR is a technique for estimating potential losses on risk positions as a result of movements in market rates and prices over a specified time horizon and to a given level of confidence. The use of VaR is integrated into market risk management and calculated for all trading positions regardless of how we capitalise them. Where we do not calculate VaR explicitly, we use alternative tools as summarised in the ‘Stress testing’ section below.
Our models are predominantly based on historical simulation that incorporates the following features:
•historical market rates and prices, which are calculated with reference to foreign exchange rates, commodity prices, interest rates, equity prices and the associated volatilities;
•potential market movements that are calculated with reference to data from the past two years; and
•calculations to a 99% confidence level and using a one-day holding period.
The models also incorporate the effect of option features on the underlying exposures. The nature of the VaR models means that an increase in observed market volatility will lead to an increase in VaR without any changes in the underlying positions.
VaR model limitations
Although a valuable guide to risk, VaR is used with awareness of its limitations. For example:
•The use of historical data as a proxy for estimating future market moves may not encompass all potential market events, particularly those that are extreme in nature. As the model is calibrated on the last 500 business days, it does not adjust instantaneously to a change in the market regime.
•The use of a one-day holding period for risk management purposes of trading books assumes that this short period is sufficient to hedge or liquidate all positions.
•The use of a 99% confidence level by definition does not take into account losses that might occur beyond this level of confidence.
•VaR is calculated on the basis of exposures outstanding at the close of business and therefore does not reflect intra-day exposures.
Risk not in VaR framework
The risks not in VaR (‘RNIV’) framework captures and capitalises material market risks that are not adequately covered in the VaR model.
Risk factors are reviewed on a regular basis and are either incorporated directly in the VaR models, where possible, or quantified through either the VaR-based RNIV approach or a stress test approach within the RNIV framework. While VaR-based RNIVs are calculated by using historical scenarios, stress-type RNIVs are estimated on the basis of stress scenarios whose severity is calibrated to be in line with the capital adequacy requirements. The outcome of the VaR-based RNIV approach is included in the overall VaR calculation but excluded from the VaR measure used for regulatory back-testing. In addition, the stressed VaR measure also includes risk factors considered in the VaR-based RNIV approach.
Stress-type RNIVs include a deal contingent derivatives capital charge to capture risk for these transactions and a de-peg risk measure to capture risk to pegged and heavily managed currencies.
Stress testing
Stress testing is an important procedure that is integrated into our market risk management framework to evaluate the potential impact on portfolio values of more extreme, although plausible, events or movements in a set of financial variables. In such scenarios, losses can be much greater than those predicted by VaR modelling.
Stress testing is implemented at legal entity, regional and overall Group levels. A set of scenarios is used consistently across all regions within the Group. The risk appetite around potential stress losses for the Group is set and monitored against a referral limit.
Market risk reverse stress tests are designed to identify vulnerabilities in our portfolios by looking for scenarios that lead to loss levels considered severe for the relevant portfolio. These scenarios may be quite local or idiosyncratic in nature, and complement the systematic top-down stress testing.
Stress testing and reverse stress testing provide senior management with insights regarding the ‘tail risk’ beyond VaR, for which our appetite is limited.
Governance and structure
(Audited)
Insurance manufacturing risks are managed to a defined risk appetite, which is aligned to the Group’s risk appetite and risk management framework, including its three lines of defence model. For details of the Group’s governance framework, see page 152. The Global Insurance Risk Management Meeting oversees the control framework globally and is accountable to the WPB Risk Management Meeting on risk matters relating to the insurance business.
The monitoring of the risks within our insurance operations is carried out by Insurance Risk teams. The Group’s risk stewardship functions support the Insurance Risk teams in their respective areas of expertise.
Stress and scenario testing
(Audited)
Stress testing forms a key part of the risk management framework for the insurance business. We participate in local and Group-wide regulatory stress tests, as well as internally developed stress and scenario tests, including Group internal stress test exercises.
The results of these stress tests and the adequacy of management action plans to mitigate these risks are considered in the Group’s ICAAP and the entities’ regulatory Own Risk and Solvency Assessments (‘ORSAs’), which are produced by all material entities.
Key risk management processes
Market risk
(Audited)
All our insurance manufacturing subsidiaries have market risk mandates and limits that specify the investment instruments in which they are permitted to invest and the maximum quantum of market risk that they may retain. They manage market risk by using, among others, some or all of the techniques listed below, depending on the nature of the contracts written:
•We are able to adjust bonus rates to manage the liabilities to policyholders for products with discretionary participating features (‘DPF’). The effect is that a significant proportion of the market risk is borne by the policyholder.
•We use asset and liability matching where asset portfolios are structured to support projected liability cash flows. The Group manages its assets using an approach that considers asset quality, diversification, cash flow matching, liquidity, volatility and target investment return. We use models to assess the effect of a range of future scenarios on the values of financial assets and associated liabilities, and ALCOs employ the outcomes in determining how best to structure asset holdings to support liabilities.
•We use derivatives to protect against adverse market movements.
•We design new products to mitigate market risk, such as changing the investment return sharing proportion between policyholders and the shareholder.
Credit risk
(Audited)
Our insurance manufacturing subsidiaries also have credit risk mandates and limits within which they are permitted to operate, which consider the credit risk exposure, quality and performance of their investment portfolios. Our assessment of the creditworthiness of issuers and counterparties is based primarily upon internationally recognised credit ratings and other publicly available information.
Stress testing is performed on investment credit exposures using credit spread sensitivities and default probabilities.
We use a number of tools to manage and monitor credit risk. These include a credit report containing a watch-list of investments with current credit concerns, primarily investments that may be at risk of future impairment or where high concentrations to counterparties are present in the investment portfolio. Sensitivities to credit spread risk are assessed and monitored regularly.
Capital and liquidity risk
(Audited)
Capital risk for our insurance manufacturing subsidiaries is assessed in the Group’s ICAAP based on their financial capacity to support the risks to which they are exposed. Capital adequacy is assessed on both the Group’s economic capital basis, and the relevant local insurance regulatory basis.
Risk appetite buffers are set to ensure that the operations are able to remain solvent, allowing for business-as-usual volatility and extreme but plausible stress events. In certain cases, entities use reinsurance to manage capital risk.
Liquidity risk is relatively minor for the insurance business. It is managed by cash flow matching and maintaining sufficient cash resources, investing in high credit-quality investments with deep and liquid markets, monitoring investment concentrations and restricting them where appropriate, and establishing committed contingency borrowing facilities.
Insurance manufacturing subsidiaries complete quarterly liquidity risk reports and an annual review of the liquidity risks to which they are exposed.

Balance sheet of insurance manufacturing subsidiaries by type of contract[1]
(Audited)
	With DPF	Unit-linked	Other contracts[2]	Shareholder assets and liabilities	Total
	$m	$m	$m	$m	$m
Financial assets	89,907	8,144	21,467	9,086	128,604
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	30,950	7,992	3,899	1,543	44,384
– derivatives	418	—	30	15	463
– financial investments at amortised cost	46,142	43	16,114	4,805	67,104
– financial investments at fair value through other comprehensive income	8,349	—	486	1,920	10,755
– other financial assets[3]	4,048	109	938	803	5,898
Reinsurance assets	2,945	50	1,724	2	4,721
PVIF[4]	—	—	—	9,900	9,900
Other assets and investment properties	2,521	2	225	957	3,705
Total assets	95,373	8,196	23,416	19,945	146,930
Liabilities under investment contracts designated at fair value	—	2,084	3,296	—	5,380
Liabilities under insurance contracts	91,948	5,438	17,521	—	114,907
Deferred tax[5]	227	6	22	1,495	1,750
Other liabilities	—	—	—	7,212	7,212
Total liabilities	92,175	7,528	20,839	8,707	129,249
Total equity	—	—	—	17,681	17,681
Total liabilities and equity at 31 Dec 2022	92,175	7,528	20,839	26,388	146,930

Financial assets	88,969	8,881	19,856	9,951	127,657
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	30,669	8,605	3,581	1,827	44,682
– derivatives	129	1	15	2	147
– financial investments at amortised cost	42,001	61	14,622	4,909	61,593
– financial investments at fair value through other comprehensive income	10,858	—	459	1,951	13,268
– other financial assets[3]	5,312	214	1,179	1,262	7,967
Reinsurance assets	2,180	72	1,666	3	3,921
PVIF[4]	—	—	—	9,453	9,453
Other assets and investment properties	2,558	1	206	820	3,585
Total assets	93,707	8,954	21,728	20,227	144,616
Liabilities under investment contracts designated at fair value	—	2,297	3,641	—	5,938
Liabilities under insurance contracts	89,492	6,558	16,757	—	112,807
Deferred tax[5]	179	9	24	1,418	1,630
Other liabilities	—	—	—	7,269	7,269
Total liabilities	89,671	8,864	20,422	8,687	127,644
Total equity	—	—	—	16,972	16,972
Total liabilities and equity at 31 Dec 2021	89,671	8,864	20,422	25,659	144,616
1Balance sheet of insurance manufacturing operations is shown before elimination of inter-company transactions with HSBC non-insurance operations.
2‘Other contracts’ includes term insurance, credit life insurance, universal life insurance and investment contracts not included in the ‘Unit-linked’ or ‘With DPF’ columns.
3Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.
4Present value of in-force long-term insurance business.
5‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.

Balance sheet of insurance manufacturing subsidiaries by geographical region[1,2]
(Audited)
	Europe	Asia	Latin America	Total
	$m	$m	$m	$m
Financial assets	27,407	100,224	973	128,604
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,858	28,030	496	44,384
– derivatives	292	171	—	463
– financial investments – at amortised cost	383	66,674	47	67,104
– financial investments – at fair value through other comprehensive income	9,505	861	389	10,755
– other financial assets[3]	1,369	4,488	41	5,898
Reinsurance assets	183	4,533	5	4,721
PVIF[4]	1,296	8,407	197	9,900
Other assets and investment properties	958	2,687	60	3,705
Total assets	29,844	115,851	1,235	146,930
Liabilities under investment contracts designated at fair value	1,143	4,237	—	5,380
Liabilities under insurance contracts	24,076	89,904	927	114,907
Deferred tax[5]	288	1,440	22	1,750
Other liabilities	2,166	4,992	54	7,212
Total liabilities	27,673	100,573	1,003	129,249
Total equity	2,171	15,278	232	17,681
Total liabilities and equity at 31 Dec 2022	29,844	115,851	1,235	146,930

Financial assets	34,264	92,535	858	127,657
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	19,030	25,248	404	44,682
– derivatives	65	82	—	147
– financial investments – at amortised cost	1,161	60,389	43	61,593
– financial investments – at fair value through other comprehensive income	12,073	817	378	13,268
– other financial assets[3]	1,935	5,999	33	7,967
Reinsurance assets	213	3,703	5	3,921
PVIF[4]	1,098	8,177	178	9,453
Other assets and investment properties	1,091	2,431	63	3,585
Total assets	36,666	106,846	1,104	144,616
Liabilities under investment contracts designated at fair value	1,396	4,542	—	5,938
Liabilities under insurance contracts	30,131	81,840	836	112,807
Deferred tax[5]	250	1,357	23	1,630
Other liabilities	2,711	4,523	35	7,269
Total liabilities	34,488	92,262	894	127,644
Total equity	2,178	14,584	210	16,972
Total liabilities and equity at 31 Dec 2021	36,666	106,846	1,104	144,616
1HSBC has no insurance manufacturing subsidiaries in the Middle East and North Africa or North America.
2Balance sheet of insurance manufacturing operations is shown before elimination of inter-company transactions with HSBC non-insurance operations.
3Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.
4Present value of in-force long-term insurance business.
5‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.
Market risk
(Audited)
Description and exposure
Market risk is the risk of changes in market factors affecting HSBC’s capital or profit. Market factors include interest rates, equity and growth assets and foreign exchange rates.
Our exposure varies depending on the type of contract issued. Our most significant life insurance products are contracts with discretionary participating features (‘DPF’). These products typically include some form of capital guarantee or guaranteed return on the sums invested by the policyholders, to which discretionary bonuses are added if allowed by the overall performance of the funds. These funds are primarily invested in fixed interest, with a proportion allocated to other asset classes to provide customers with the potential for enhanced returns.
DPF products expose HSBC to the risk of variation in asset returns, which will impact our participation in the investment performance.
In addition, in some scenarios the asset returns can become insufficient to cover the policyholders’ financial guarantees, in which case the shortfall has to be met by HSBC. Amounts are held against the cost of such guarantees, calculated by stochastic modelling in the larger entities.
The cost of such guarantees is accounted for as a deduction from the present value of in-force (‘PVIF‘) asset, unless the cost of such guarantees is already explicitly allowed for within the insurance contract liabilities.
The following table shows the total reserve held for the cost of guarantees, the range of investment returns on assets supporting these products and the implied investment return that would enable the business to meet the guarantees.
The cost of guarantees decreased to $745m (2021: $938m), primarily due increases in interest rates during 2022.
For unit-linked contracts, market risk is substantially borne by the policyholder, but some market risk exposure typically remains, as fees earned are related to the market value of the linked assets.

Financial return guarantees
(Audited)
	2022			2021
	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees
	%	%	$m	%	%	$m
Capital	—	1.6-5.1	47	—	0.7-2.3	220
Nominal annual return	0.1-1.9	3.6-6.8	548	0.1-1.9	2.7-6.4	423
Nominal annual return	2.0-3.9	2.0-5.5	109	2.0-3.9	2.2-4.1	183
Nominal annual return	4.0-5.0	2.0-4.2	41	4.0-5.0	2.2-4.2	112
At 31 Dec			745			938

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors
(Audited)
	2022		2021
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	(100)	(236)	(2)	(142)
-100 basis point parallel shift in yield curves	35	177	(154)	(9)
10% increase in equity prices	391	391	369	369
10% decrease in equity prices	(419)	(419)	(377)	(377)
10% increase in US dollar exchange rate compared with all currencies	98	98	80	80
10% decrease in US dollar exchange rate compared with all currencies	(98)	(98)	(80)	(80)
Credit risk
(Audited)
Description and exposure
Credit risk is the risk of financial loss if a customer or counterparty fails to meet their obligation under a contract. It arises in two main areas for our insurance manufacturers:
•risk associated with credit spread volatility and default by debt security counterparties after investing premiums to generate a return for policyholders and shareholders; and
•risk of default by reinsurance counterparties and non-reimbursement for claims made after ceding insurance risk.
The amounts outstanding at the balance sheet date in respect of these items are shown in the table on page 267.
The credit quality of the reinsurers’ share of liabilities under insurance contracts is assessed as ‘satisfactory’ or higher (as defined on page 178), with 100% of the exposure being neither past due nor impaired (2021: 100%).
Credit risk on assets supporting unit-linked liabilities is predominantly borne by the policyholders. Therefore, our exposure is primarily related to liabilities under non-linked insurance and investment contracts and shareholders’ funds. The credit quality of insurance financial assets is included in the table on page 197.
The risk associated with credit spread volatility is to a large extent mitigated by holding debt securities to maturity, and sharing a degree of credit spread experience with policyholders.
Liquidity risk
(Audited)
Description and exposure
Liquidity risk is the risk that an insurance operation, though solvent, either does not have sufficient financial resources available to meet its obligations when they fall due, or can secure them only at excessive cost. Liquidity risk may be able to be shared with policyholders for products with DPF.
The following table shows the expected undiscounted cash flows for insurance liabilities at 31 December 2022.
The profile of the expected maturity of insurance contracts at 31 December 2022 remained comparable with 2021.
The remaining contractual maturity of investment contract liabilities is included in Note 30 on page 421.

Expected maturity of insurance contract liabilities
(Audited)
	Expected cash flows (undiscounted)
	Within 1 year	1–5 years	5–15 years	Over 15 years	Total
	$m	$m	$m	$m	$m
Unit-linked	801	1,732	2,522	2,355	7,410
With DPF and Other contracts	8,637	31,290	55,157	135,002	230,086
At 31 Dec 2022	9,438	33,022	57,679	137,357	237,496

Unit-linked	1,346	2,605	3,159	2,293	9,403
With DPF and Other contracts	8,803	31,334	51,891	94,168	186,196
At 31 Dec 2021	10,149	33,939	55,050	96,461	195,599
Sensitivities
(Audited)
The following table shows the sensitivity of profit and total equity to reasonably possible changes in non-economic assumptions across all our insurance manufacturing subsidiaries. These sensitivities are prepared in accordance with current IFRSs, which will change following the adoption of IFRS 17 ‘Insurance Contracts’, effective from 1 January 2023. Further information about the adoption of IFRS 17 is provided on page 360.
Mortality and morbidity risk is typically associated with life insurance contracts. The effect on profit of an increase in mortality or morbidity depends on the type of business being written.
Sensitivity to lapse rates depends on the type of contracts being written. An increase in lapse rates typically has a negative effect on profit due to the loss of future income on the lapsed policies. However, some contract lapses have a positive effect on profit due to the existence of policy surrender charges.
Expense rate risk is the exposure to a change in the allocated cost of administering insurance contracts. To the extent that increased expenses cannot be passed on to policyholders, an increase in expense rates will have a negative effect on our profits. This risk is generally greatest for our smaller entities.

Sensitivity analysis
(Audited)
	2022	2021
	$m	$m
Effect on profit after tax and total equity at 31 Dec
Effect on profit after tax and total equity at 10% increase in mortality and/or morbidity rates	(105)	(112)
Effect on profit after tax and total equity at 10% decrease in mortality and/or morbidity rates	109	115
Effect on profit after tax and total equity at 10% increase in lapse rates	(121)	(115)
Effect on profit after tax and total equity at 10% decrease in lapse rates	124	129
Effect on profit after tax and total equity at 10% increase in expense rates	(89)	(108)
Effect on profit after tax and total equity at 10% decrease in expense rates	89	107

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	881,742	(862)	137,541	(2,105)	14,686	(5,702)	274	(64)	1,034,243	(8,733)
Transfers of financial instruments	(58,188)	(299)	49,569	943	8,619	(644)	—	—	—	—
– transfers from stage 1 to stage 2	(157,553)	201	157,553	(201)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	100,839	(482)	(100,839)	482	—	—	—	—	—	—
– transfers to stage 3	(1,831)	7	(8,100)	771	9,931	(778)			—	—
– transfers from stage 3	357	(25)	955	(109)	(1,312)	134	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	241	—	(370)	—	(64)	—	—	—	(193)
New financial assets originated or purchased	352,985	(277)	—	—	—	—	26	(2)	353,011	(279)
Assets derecognised (including final repayments)	(250,014)	54	(33,850)	73	(1,763)	292	(97)	—	(285,724)	419
Changes to risk parameters – further lending/repayments	(34,321)	64	(11,501)	128	(1,491)	292	(61)	5	(47,374)	489
Change in risk parameters – credit quality	—	321	—	(994)	—	(2,197)	—	32	—	(2,838)
Changes to models used for ECL calculation	—	6	—	(57)	—	—	—	—	—	(51)
Assets written off	—	—	—	—	(1,579)	1,579	(10)	10	(1,589)	1,589
Credit-related modifications that resulted in derecognition	—	—	—	—	(32)	9	—	—	(32)	9
Foreign exchange and other[1]	(60,421)	80	(16,984)	175	(1,372)	291	(3)	(19)	(78,780)	527
At 31 Dec 2022	831,783	(672)	124,775	(2,207)	17,068	(6,144)	129	(38)	973,755	(9,061)
ECL income statement change for the period		409		(1,220)		(1,677)		35		(2,453)
Recoveries										33
Others										(23)
Total ECL income statement change for the period										(2,443)
1 Total includes $33.1bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $204m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 414.

As shown in the above table, the allowance for ECL for loans and advances to customers and banks and relevant loan commitments and financial guarantees increased by $328m during the period from $8,733m at 31 December 2021 to $9,061m at 31 December 2022.
This increase was primarily driven by:
•$2,838m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages;
•$193m relating to the net remeasurement impact of stage transfers; and
•$51m of changes to models used for ECL calculation.
These were partly offset by:
•$1,589m of assets written off;
•$629m relating to volume movements, which included the ECL allowance associated with new originations, assets derecognised and further lending/repayments; and
•foreign exchange and other movements of $527m.
The ECL charge for the period of $2,453m presented in the previous table consisted of $2,838m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages, $193m relating to the net remeasurement impact of stage transfers and $51m in changes to models used for ECL calculation. This was partly offset by $629m relating to underlying net book volume movement.
During the period, there was a net transfer to stage 2 of $56,714m gross carrying/nominal amounts. The movement reflected the increased level of uncertainty around the macroeconomic outlook during the period. It was primarily driven by $29,049m in Asia, due to deterioration in the macroeconomic outlook affecting real estate portfolios booked in Hong Kong, and $20,860m in Europe, mainly driven by deterioration in the macroeconomic outlook affecting corporate and commercial portfolios in France.

Wholesale lending – commercial real estate loans and advances to customers including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	44,052	0.1	5,960	0.3	20,286	—
Fully collateralised	53,475	0.1	10,293	0.1	27,926	—
LTV ratio:
– less than 50%	29,486	0.1	2,900	0.2	21,185	—
– 51% to 75%	18,530	0.1	6,361	0.1	5,365	0.1
– 76% to 90%	2,941	0.1	556	0.2	995	—
– 91% to 100%	2,518	0.2	476	0.2	381	—
Partially collateralised (A):	4,923	0.1	1,920	0.2	804	—
– collateral value on A	2,800		1,113		584
Total	102,450	0.1	18,173	0.2	49,016	—
Stage 2
Not collateralised	9,804	5.7	2,511	1.5	4,673	10.5
Fully collateralised	15,423	1.6	2,025	0.9	7,457	1.1
LTV ratio:
– less than 50%	5,945	1.6	664	0.9	3,539	1.4
– 51% to 75%	6,821	1.1	1,197	0.9	3,536	1.0
– 76% to 90%	908	2.1	140	1.4	134	0.1
– 91% to 100%	1,749	3.6	24	0.4	248	0.2
Partially collateralised (B):	1,624	1.6	179	1.1	390	2.8
– collateral value on B	997		144		249
Total	26,851	3.1	4,715	1.3	12,520	4.7
Stage 3
Not collateralised	2,612	53.7	295	35.3	2,123	56.9
Fully collateralised	1,617	10.8	372	6.5	864	5.2
LTV ratio:
– less than 50%	544	16.5	53	3.8	318	2.2
– 51% to 75%	594	4.4	291	2.1	205	3.4
– 76% to 90%	315	4.1	11	18.2	264	1.9
– 91% to 100%	164	28.7	17	76.5	77	32.5
Partially collateralised (C):	513	54.2	176	68.8	73	61.6
– collateral value on C	293		72		39
Total	4,742	39.1	843	29.5	3,060	42.5
POCI
Not collateralised	—	—	—	—	—	—
Fully collateralised	—	—	—	—	—	—
LTV ratio:
– less than 50%	—	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—
Partially collateralised (D):	19	—	—	—	19	—
– collateral value on D	8		—		8
Total	19	—	—	—	19	—
At 31 Dec 2022	134,062	2.1	23,731	1.4	64,615	2.9

Wholesale lending – commercial real estate loans and advances to customers including loan commitments by level of collateral for key countries/territories (by stage) (continued)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	50,603	0.1	7,623	0.4	23,864	—
Fully collateralised	71,769	0.1	13,139	0.2	32,951	—
LTV ratio:
– less than 50%	35,984	0.1	4,142	0.2	22,645	—
– 51% to 75%	26,390	0.1	6,460	0.2	8,082	—
– 76% to 90%	5,284	0.2	1,859	0.2	1,181	—
– 91% to 100%	4,111	0.1	678	—	1,043	0.1
Partially collateralised (A):	5,429	0.1	2,018	0.1	714	—
– collateral value on A	2,942		874		447
Total	127,801	0.1	22,780	0.3	57,529	—
Stage 2
Not collateralised	11,729	4.3	1,970	0.9	7,758	5.9
Fully collateralised	12,741	1.1	1,131	2.3	6,385	0.4
LTV ratio:
– less than 50%	5,759	1.0	605	3.1	3,633	0.3
– 51% to 75%	4,804	1.1	471	1.3	2,389	0.5
– 76% to 90%	757	1.5	43	—	269	0.4
– 91% to 100%	1,421	1.5	12	—	94	—
Partially collateralised (B):	1,783	2.7	366	0.3	172	2.9
– collateral value on B	930		223		70
Total	26,253	2.7	3,467	1.3	14,315	3.4
Stage 3
Not collateralised	828	40.9	407	42.0	198	35.9
Fully collateralised	1,176	22.0	346	5.2	290	11.0
LTV ratio:
– less than 50%	645	19.8	36	2.8	284	10.9
– 51% to 75%	286	9.1	250	5.2	—	—
– 76% to 90%	62	14.5	11	—	2	—
– 91% to 100%	183	52.5	49	8.2	4	25.0
Partially collateralised (C):	265	47.9	204	49.0	—	—
– collateral value on C	149		97		—
Total	2,269	32.0	957	30.2	488	21.1
POCI
Not collateralised	—	—	—	—	—	—
Fully collateralised	98	—	—	—	98	—
LTV ratio:
– less than 50%	98	—	—	—	98	—
– 51% to 75%	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—
Partially collateralised (D):	—	—	—	—	—	—
– collateral value on D	—		—		—
Total	98	—	—	—	98	—
At 31 Dec 2021	156,421	1.0	27,204	1.5	72,430	0.8

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Rated CRR/PD1 to 7
Not collateralised	52,373	0.6	8,457	0.7	23,861	0.9
Fully collateralised	68,020	0.3	12,309	0.3	34,779	0.1
Partially collateralised (A):	6,479	0.4	2,098	0.2	1,194	0.9
– collateral value on A	3,754		1,257		833
Total	126,872	0.4	22,864	0.4	59,834	0.5
Rated CRR/PD8
Not collateralised	1,483	19.8	14	3.6	1,098	26.0
Fully collateralised	878	9.2	9	11.1	604	7.1
LTV ratio:
– less than 50%	236	21.6	4	7.5	167	15.0
– 51% to 75%	594	5.1	3	13.3	393	4.6
– 76% to 90%	45	0.4	—	—	44	0.2
– 91% to 100%	3	3.3	2	3.5	—	—
Partially collateralised (B):	68	2.9	1	8.0	—	—
– collateral value on B	43		—		—
Total	2,429	15.5	24	6.6	1,702	19.3
Rated CRR/PD9 to 10
Not collateralised	2,612	53.7	295	35.3	2,123	56.9
Fully collateralised	1,617	10.8	372	6.5	864	5.2
LTV ratio:
– less than 50%	544	16.5	53	3.8	318	2.2
– 51% to 75%	594	4.4	291	2.1	205	3.4
– 76% to 90%	315	4.1	11	18.2	264	1.9
– 91% to 100%	164	28.7	17	76.5	77	32.5
Partially collateralised (C):	532	52.3	176	68.8	92	48.9
– collateral value on C	301		72		47
Total	4,761	39.0	843	29.5	3,079	42.2
At 31 Dec 2022	134,062	2.1	23,731	1.4	64,615	2.9

Rated CRR/PD1 to 7
Not collateralised	61,279	0.5	9,586	0.5	30,917	0.6
Fully collateralised	83,456	0.2	14,218	0.2	38,817	0.1
Partially collateralised (A):	7,059	0.5	2,379	0.2	886	0.6
– collateral value on A	3,729		1,092		517
Total	151,794	0.3	26,183	0.3	70,620	0.3
Rated CRR/PD8
Not collateralised	1,053	26.5	7	42.9	705	38.6
Fully collateralised	1,054	3.8	52	38.5	519	2.1
LTV ratio:
– less than 50%	503	4.8	41	41.5	378	0.8
– 51% to 75%	447	3.1	8	25.0	137	5.8
– 76% to 90%	60	1.7	1	—	4	—
– 91% to 100%	44	2.3	2	—	—	—
Partially collateralised (B):	153	15.0	5	20.0	—	—
– collateral value on B	143		5		—
Total	2,260	15.1	64	37.5	1,224	23.1
Rated CRR/PD9 to 10
Not collateralised	828	40.9	407	42.0	198	35.9
Fully collateralised	1,274	20.3	346	5.2	388	8.2
LTV ratio:
– less than 50%	743	17.2	36	2.8	382	8.1
– 51% to 75%	286	9.1	250	5.2	—	—
– 76% to 90%	62	14.5	11	—	2	—
– 91% to 100%	183	52.5	49	8.2	4	25.0
Partially collateralised (C):	265	47.9	204	49.0	—	—
– collateral value on C	149		97		—
Total	2,367	30.6	957	30.2	586	17.6
At 31 Dec 2021	156,421	1.0	27,204	1.5	72,430	0.8

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	632,847	0.1	105,126	0.1	109,919	—
Fully collateralised	96,434	0.1	21,192	0.1	39,165	0.1
LTV ratio:
– less than 50%	36,896	0.1	6,928	0.1	15,695	0.1
– 51% to 75%	29,242	0.1	7,611	0.1	13,893	0.1
– 76% to 90%	9,922	0.1	1,889	0.1	4,964	0.1
– 91% to 100%	20,374	0.1	4,764	—	4,613	0.1
Partially collateralised (A):	54,836	0.1	6,480	0.1	17,704	0.1
– collateral value on A	27,779		3,470		7,737
Total	784,117	0.1	132,798	0.1	166,788	0.1
Stage 2
Not collateralised	79,013	1.0	16,886	2.2	9,906	0.7
Fully collateralised	29,618	1.2	6,511	1.3	12,693	1.0
LTV ratio:
– less than 50%	11,221	1.3	2,872	1.0	4,577	0.9
– 51% to 75%	11,948	1.4	2,656	1.5	5,413	1.2
– 76% to 90%	2,990	1.0	578	1.9	1,479	0.7
– 91% to 100%	3,459	0.8	405	1.2	1,224	0.3
Partially collateralised (B):	13,130	1.0	2,288	1.2	3,379	0.6
– collateral value on B	6,484		1,197		1,524
Total	121,761	1.1	25,685	1.9	25,978	0.8
Stage 3
Not collateralised	8,278	38.4	3,783	17.8	939	56.0
Fully collateralised	1,948	13.7	699	4.6	665	3.8
LTV ratio:
– less than 50%	678	18.7	175	3.4	175	1.7
– 51% to 75%	503	11.3	336	6.5	115	7.8
– 76% to 90%	402	4.7	102	1.0	268	0.4
– 91% to 100%	365	17.5	86	3.5	107	10.3
Partially collateralised (C):	2,120	37.3	308	25.6	777	30.9
– collateral value on C	1,133		158		397
Total	12,346	34.3	4,790	16.4	2,381	33.2
POCI
Not collateralised	64	18.8	28	3.6	—	—
Fully collateralised	24	91.7	—	—	24	91.7
LTV ratio:
– less than 50%	—	—	—	—	—	—
– 51% to 75%	1	—	—	—	1	—
– 76% to 90%	23	95.7	—	—	23	95.7
– 91% to 100%	—	—	—	—	—	—
Partially collateralised (D):	22	18.2	—	—	14	—
– collateral value on D	16		—		13
Total	110	34.5	28	3.6	38	57.9
At 31 Dec 2022	918,334	0.7	163,301	0.9	195,185	0.6

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (continued)
(Audited)
			of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	624,935	0.1	112,188	0.2	111,948	—
Fully collateralised	112,905	0.1	22,971	0.2	45,479	0.1
LTV ratio:
– less than 50%	40,636	0.1	6,512	0.2	16,915	—
– 51% to 75%	38,709	0.1	9,431	0.2	16,533	0.1
– 76% to 90%	13,284	0.1	2,556	0.1	4,920	0.1
– 91% to 100%	20,276	0.1	4,472	—	7,111	0.1
Partially collateralised (A):	64,058	0.1	8,665	0.1	20,358	—
– collateral value on A	30,890		4,826		9,322
Total	801,898	0.1	143,824	0.2	177,785	—
Stage 2
Not collateralised	85,394	1.1	18,562	2.0	8,310	1.1
Fully collateralised	32,019	1.1	8,231	1.3	11,503	0.7
LTV ratio:
– less than 50%	10,892	1.2	3,148	1.5	3,378	0.5
– 51% to 75%	14,281	1.1	4,161	1.2	5,202	0.9
– 76% to 90%	2,752	1.2	687	1.5	1,148	0.9
– 91% to 100%	4,094	0.9	235	1.7	1,775	0.2
Partially collateralised (B):	12,484	1.0	1,824	1.9	1,788	0.4
– collateral value on B	6,675		937		785
Total	129,897	1.1	28,617	1.8	21,601	0.8
Stage 3
Not collateralised	8,122	47.3	2,979	21.6	732	74.7
Fully collateralised	2,278	12.7	1,212	3.4	240	2.1
LTV ratio:
– less than 50%	603	20.9	249	4.8	76	—
– 51% to 75%	1,110	5.0	786	1.4	110	3.6
– 76% to 90%	295	11.5	115	9.6	26	—
– 91% to 100%	270	27.4	62	9.7	28	3.6
Partially collateralised (C):	2,134	38.7	318	35.5	616	28.9
– collateral value on C	1,200		186		358
Total	12,534	39.6	4,509	17.7	1,588	46.0
POCI
Not collateralised	114	36.0	28	21.4	4	—
Fully collateralised	61	34.4	—	—	57	36.8
LTV ratio:
– less than 50%	—	—	—	—	—	—
– 51% to 75%	57	36.8	—	—	57	36.8
– 76% to 90%	—	—	—	—	—	—
– 91% to 100%	4	—	—	—	—	—
Partially collateralised (D):	2	100.0	—	—	—	—
– collateral value on D	2		—		—
Total	177	36.2	28	21.4	61	34.4
At 31 Dec 2021	944,506	0.8	176,978	0.9	201,035	0.5

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Rated CRR/PD8
Not collateralised	4,209	3.5	1,071	1.6	62	38.7
Fully collateralised	2,208	3.8	303	3.3	171	12.3
LTV ratio:
– less than 50%	1,104	4.3	184	0.5	84	14.3
– 51% to 75%	933	3.5	95	5.3	84	10.7
– 76% to 90%	44	6.8	22	13.6	—	—
– 91% to 100%	127	0.8	2	10.0	3	6.7
Partially collateralised (A):	1,298	2.9	24	4.2	9	11.1
– collateral value on A	1,212		4		5
Total	7,715	3.5	1,398	2.0	242	19.0
Rated CRR/PD9 to 10
Not collateralised	8,342	38.2	3,810	17.7	939	56.0
Fully collateralised	1,971	14.6	699	4.6	688	6.7
LTV ratio:
– less than 50%	677	18.8	175	3.4	175	1.7
– 51% to 75%	504	11.3	336	6.5	116	7.8
– 76% to 90%	425	9.6	102	1.0	290	7.9
– 91% to 100%	365	17.5	86	3.5	107	10.3
Partially collateralised (B):	2,143	37.1	309	25.6	792	30.3
– collateral value on B	1,149		158		410
Total	12,456	34.3	4,818	16.3	2,419	33.6
At 31 Dec 2022	20,171	22.5	6,216	13.1	2,661	32.2

Rated CRR/PD8
Not collateralised	4,790	3.9	1,587	3.1	79	30.4
Fully collateralised	1,653	3.9	259	6.6	32	—
LTV ratio:
– less than 50%	803	3.5	113	6.2	2	—
– 51% to 75%	583	3.8	110	8.2	1	—
– 76% to 90%	116	5.2	23	4.3	29	—
– 91% to 100%	151	5.3	13	—	—	—
Partially collateralised (A):	1,253	3.7	138	8.0	11	—
– collateral value on A	921		40		6
Total	7,696	3.9	1,984	3.9	122	20.5
Rated CRR/PD9 to 10
Not collateralised	8,239	47.1	3,007	21.5	736	74.3
Fully collateralised	2,335	13.3	1,212	3.4	297	9.1
LTV ratio:
– less than 50%	604	20.9	249	4.8	75	—
– 51% to 75%	1,166	6.7	786	1.4	168	14.9
– 76% to 90%	295	11.5	115	9.6	26	—
– 91% to 100%	270	27.4	62	9.7	28	3.6
Partially collateralised (B):	2,137	38.7	318	35.5	616	28.9
– collateral value on B	1,203		186		358
Total	12,711	39.5	4,537	17.7	1,649	45.6
At 31 Dec 2021	20,407	26.1	6,521	13.5	1,771	43.8

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
			of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	310,705	—	134,044	—	94,949	—
LTV ratio:
– less than 50%	154,337	—	70,936	—	44,740	—
– 51% to 60%	57,386	—	23,226	—	18,027	—
– 61% to 70%	44,805	—	20,391	—	10,096	—
– 71% to 80%	25,458	—	12,849	—	4,167	—
– 81% to 90%	17,106	—	5,922	—	7,883	—
– 91% to 100%	11,613	—	720	—	10,036	—
Partially collateralised (A):	6,964	—	329	—	6,441	—
LTV ratio:
– 101% to 110%	6,127	—	73	—	5,953	—
– 111% to 120%	570	—	61	—	482	—
– greater than 120%	267	0.4	195	—	6	—
– collateral value on A	6,521		237		6,146
Total	317,669	—	134,373	—	101,390	—
Stage 2
Fully collateralised	39,906	0.6	34,541	0.4	981	—
LTV ratio:
– less than 50%	12,250	0.7	10,387	0.6	577	—
– 51% to 60%	7,372	0.5	6,402	0.4	171	—
– 61% to 70%	9,617	0.4	8,541	0.3	85	—
– 71% to 80%	6,770	0.5	5,922	0.3	37	—
– 81% to 90%	3,388	0.5	2,918	0.2	51	0.1
– 91% to 100%	509	1.1	371	0.2	60	0.2
Partially collateralised (B):	143	6.9	49	0.3	47	0.2
LTV ratio:
– 101% to 110%	73	3.6	10	1.2	45	0.2
– 111% to 120%	24	12.5	10	—	2	—
– greater than 120%	46	9.1	29	0.1	—	—
– collateral value on B	123		38		44
Total	40,049	0.6	34,590	0.4	1,028	—
Stage 3
Fully collateralised	2,097	9.9	676	11.1	237	0.1
LTV ratio:
– less than 50%	1,077	7.2	448	9.4	105	—
– 51% to 60%	330	7.6	110	9.7	26	0.1
– 61% to 70%	207	12.6	48	15.9	11	0.7
– 71% to 80%	212	14.7	33	19.7	25	0.1
– 81% to 90%	147	17.8	10	24.5	27	—
– 91% to 100%	124	18.1	27	22.5	43	—
Partially collateralised (C):	133	46.9	12	9.8	1	0.3
LTV ratio:
– 101% to 110%	37	24.3	10	3.7	1	0.4
– 111% to 120%	17	32.7	—	64.9	—	—
– greater than 120%	79	60.5	2	36.2	—	—
– collateral value on C	79		4		1
Total	2,230	12.1	688	11.1	238	0.1
At 31 Dec 2022	359,948	0.2	169,651	0.1	102,656	—

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage (continued)
(Audited)
			of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	377,454	—	168,737	—	98,020	—
LTV ratio:
– less than 50%	190,370	—	81,582	—	61,234	—
– 51% to 60%	64,217	—	28,555	—	12,070	—
– 61% to 70%	51,842	—	25,949	—	4,649	—
– 71% to 80%	46,932	0.1	24,114	—	8,360	—
– 81% to 90%	18,778	0.1	7,899	—	8,420	—
– 91% to 100%	5,315	0.1	638	—	3,287	—
Partially collateralised (A):	682	0.3	358	—	30	—
LTV ratio:
– 101% to 110%	254	0.6	104	—	26	—
– 111% to 120%	98	0.4	60	—	1	—
– greater than 120%	330	0.1	194	—	3	—
– collateral value on A	484		235		28
Total	378,136	—	169,095	—	98,050	—
Stage 2
Fully collateralised	7,710	1.7	2,738	2.1	1,166	—
LTV ratio:
– less than 50%	4,380	1.5	1,846	1.6	905	—
– 51% to 60%	1,317	1.4	397	2.4	106	—
– 61% to 70%	1,016	1.6	282	3.0	34	—
– 71% to 80%	725	2.3	175	4.7	50	—
– 81% to 90%	208	4.3	32	5.6	58	—
– 91% to 100%	64	4.1	6	1.9	13	—
Partially collateralised (B):	24	13.6	3	7.7	—	—
LTV ratio:
– 101% to 110%	7	18.6	1	1.0	—	—
– 111% to 120%	8	16.6	—	—	—	—
– greater than 120%	9	6.7	2	11.1	—	—
– collateral value on B	20		2		—
Total	7,734	1.7	2,741	2.1	1,166	—
Stage 3
Fully collateralised	2,853	11.5	954	14.2	68	0.3
LTV ratio:
– less than 50%	1,490	9.2	635	13.0	48	0.5
– 51% to 60%	443	8.6	129	14.0	10	0.1
– 61% to 70%	371	10.9	79	16.2	2	0.1
– 71% to 80%	256	15.4	67	19.1	3	—
– 81% to 90%	171	20.4	21	25.2	4	—
– 91% to 100%	122	32.2	23	18.6	1	—
Partially collateralised (C):	220	39.6	7	30.8	—	—
LTV ratio:
– 101% to 110%	56	27.5	4	22.3	—	—
– 111% to 120%	29	29.2	—	—	—	—
– greater than 120%	135	46.9	3	45.5	—	—
– collateral value on C	143		6		—
Total	3,073	13.5	961	14.4	68	0.3
At 31 Dec 2021	388,943	0.2	172,797	0.1	99,284	—

Funding sources
(Audited)
	2022	2021
	$m	$m
Customer accounts	1,570,303	1,710,574
Deposits by banks	66,722	101,152
Repurchase agreements – non-trading	127,747	126,670
Debt securities in issue	78,149	78,557
Cash collateral, margin and settlement accounts	88,468	65,452
Liabilities of disposal groups held for sale[1]	114,597	9,005
Subordinated liabilities	22,290	20,487
Financial liabilities designated at fair value	127,327	145,502
Liabilities under insurance contracts	114,844	112,745
Trading liabilities	72,353	84,904
– repos	16,254	11,004
– stock lending	3,541	2,332
– other trading liabilities	52,558	71,568
Total equity	196,028	206,777
Other balance sheet liabilities	387,702	296,114
At 31 Dec	2,966,530	2,957,939

Funding uses
(Audited)
	2022	2021
	$m	$m
Loans and advances to customers	924,854	1,045,814
Loans and advances to banks	104,882	83,136
Reverse repurchase agreements – non-trading	253,754	241,648
Cash collateral, margin and settlement accounts	82,986	59,884
Assets held for sale[1]	115,919	3,411
Trading assets	218,093	248,842
– reverse repos	14,797	14,994
– stock borrowing	10,706	8,082
– other trading assets	192,590	225,766
Financial investments	425,564	446,274
Cash and balances with central banks	327,002	403,018
Other balance sheet assets	513,476	425,912
At 31 Dec	2,966,530	2,957,939
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[1]
(Audited)
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[2]	Total[3]
	$m	$m	$m	$m	$m	$m
Balance at 31 Dec 2022	15.4	40.0	18.6	11.9	(36.4)	49.5
Average	13.6	29.6	16.1	16.8	(34.0)	42.1
Maximum	29.2	73.3	24.8	27.9		78.3
Minimum	5.7	20.2	11.5	9.1		29.1

Balance at 31 Dec 2021	9.1	25.9	15.4	24.8	(36.5)	38.8
Average	12.9	33.8	16.7	19.2	(45.5)	37.1
Maximum	31.8	51.7	24.3	29.4		53.8
Minimum	6.7	18.5	12.1	12.2		27.7
1    Trading portfolios comprise positions arising from the market-making and warehousing of customer-derived positions.
2    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate, equity and foreign exchange – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
3    The total VaR is non-additive across risk types due to diversification effects.